UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

Semi-Annual Report

June 30, 2011

Table of Contents

Shareholder Letter	1
Expense Example	2
SunAmerica Series Trust American Funds Growth SAST Portfolio	4
SunAmerica Series Trust American Funds Global Growth SAST Portfolio	6
SunAmerica Series Trust American Funds Growth-Income SAST Portfolio	8
SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio	10
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	21

(unaudited)
Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

August 16, 2011

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

The Portfolios currently only invest in the American Funds Insurance Series Master Funds, and as such, are subject to the risks of the securities in which the Master Fund invests.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	June 30, 2011 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2011 and held until June 30, 2011. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2011”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2011” column and the “Expense Ratio as of June 30, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2011” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2011” column and the “Expense Ratio as of June 30, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2011” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$1,058.40	$2.76	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$1,049.91	$2.74	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$1,043.10	$2.79	$1,000.00	$1,022.07	$2.76	0.55%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$1,051.69	$2.95	$1,000.00	$1,021.92	$2.91	0.58%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2011” and “Expense Ratios” would have been higher.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2011” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,434,562	$256,894,171
TOTAL INVESTMENTS (cost $236,867,533)@	100.1%	256,894,171
Liabilities in excess of other assets	(0.1)	(155,093)

NET ASSETS	100.0%	$256,739,078

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$256,894,171	$—	$—	$256,894,171

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	15,805,151	$358,144,719
TOTAL INVESTMENTS (cost $324,020,183)@	100.1%	358,144,719
Liabilities in excess of other assets	(0.1)	(203,445)

NET ASSETS	100.0%	$357,941,274

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$358,144,719	$—	$—	$358,144,719

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,902,418	$212,132,895
TOTAL INVESTMENTS (cost $209,063,194)@	100.1%	212,132,895
Liabilities in excess of other assets	(0.1)	(134,954)

NET ASSETS	100.0%	$211,997,941

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$212,132,895	$—	$—	$212,132,895

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	5,740,513	$98,220,185
TOTAL INVESTMENTS (cost $90,891,273)@	100.1%	98,220,185
Liabilities in excess of other assets	(0.1)	(71,164)

NET ASSETS	100.0%	$98,149,021

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$98,220,185	$—	$—	$98,220,185

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (unaudited)

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments at value (unaffiliated)*	$256,894,171	$358,144,719	$212,132,895	$98,220,185

Total investments	256,894,171	358,144,719	212,132,895	98,220,185

Receivable for:
Fund shares sold	1,554,921	921,601	363,643	306,725
Investments sold	—	48,230	161,441	—
Prepaid expenses and other assets	3,201	3,202	3,199	3,185
Due from investment adviser for expense reimbursements/fee waivers	121,104	198,276	101,373	46,760

Total assets	258,573,397	359,316,028	212,762,551	98,576,855

LIABILITIES:
Payable for:
Fund shares redeemed	501,038	969,831	525,084	152,777
Investments purchased	1,053,883	—	—	153,948
Investment advisory and management fees	171,564	269,088	143,612	66,243
Service fees	50,460	70,813	42,239	19,483
Trustees’ fees and expenses	3,196	3,595	2,963	1,023
Other accrued expenses	54,178	61,427	50,712	34,360

Total liabilities	1,834,319	1,374,754	764,610	427,834

NET ASSETS	$256,739,078	$357,941,274	$211,997,941	$98,149,021

NET ASSETS REPRESENTED BY:
Paid-in capital	248,454,547	327,081,675	217,111,726	92,115,095
Accumulated undistributed net investment income (loss)	1,022,448	3,224,035	2,174,359	1,247,920
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	(12,764,555)	(6,488,972)	(10,357,845)	(2,542,906)
Unrealized appreciation (depreciation) on investments	20,026,638	34,124,536	3,069,701	7,328,912

NET ASSETS	$256,739,078	$357,941,274	$211,997,941	$98,149,021

Class 3 (unlimited shares authorized):
Net assets	$256,739,078	$357,941,274	$211,997,941	$98,149,021
Shares of beneficial interest issued and outstanding	24,858,897	30,941,305	21,892,828	9,274,995
Net asset value, offering and redemption price per share	$10.33	$11.57	$9.68	$10.58

* Cost
Investments (unaffiliated)	$236,867,533	$324,020,183	$209,063,194	$90,891,273

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2011 (unaudited)

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$813,358	$1,180,125	$672,046	$389,268

Total investment income	813,358	1,180,125	672,046	389,268

EXPENSES:
Investment advisory and management fees	1,008,181	1,490,932	854,179	368,937
Service fees	296,524	392,351	251,229	108,511
Custodian and accounting fees	8,990	8,990	8,987	8,991
Reports to shareholders	13,216	20,249	11,008	5,360
Audit and tax fees	8,755	8,758	8,757	8,757
Legal fees	5,862	6,202	5,887	4,007
Trustees’ fees and expenses	7,146	9,251	6,060	2,556
Other expenses	5,028	5,272	4,873	4,156

Total expenses before fee waivers, expense reimbursements, expense recoupments, and custody credits	1,353,702	1,942,005	1,150,980	511,275

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(711,657)	(1,098,581)	(602,950)	(260,426)
Custody credits earned on cash balances	(2)	(5)	(1)	(5)

Net expenses	642,043	843,419	548,029	250,844

Net investment income (loss)	171,315	336,706	124,017	138,424

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(707,764)	(16,168)	(682,094)	(189,148)
Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	13,471,932	14,073,192	8,893,167	4,268,224

Net realized and unrealized gain (loss) on investments	12,764,168	14,057,024	8,211,073	4,079,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,935,483	$14,393,730	$8,335,090	$4,217,500

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio
	For the		For the
	six months		six months
	ended	For the	ended	For the
	June 30,	year ended	June 30,	year ended
	2011	December 31,	2011	December 31,
	{unaudited)	2010	(unaudited)	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$171,315	$851,132	$336,706	$2,887,329
Net realized gain (loss) on investments	(707,764)	(4,386,766)	(16,168)	(2,397,817)
Net unrealized gain (loss) on investments	13,471,932	36,746,054	14,073,192	27,366,021

Net increase (decrease) in net assets resulting from operations	12,935,483	33,210,420	14,393,730	27,855,533

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(466,820)	—	(1,467,395)

Total distributions to shareholders	—	(466,820)	—	(1,467,395)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	26,246,353	23,117,471	71,248,514	88,526,460

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,181,836	55,861,071	85,642,244	114,914,598

NET ASSETS:
Beginning of period	217,557,242	161,696,171	272,299,030	157,384,432

End of period†	$256,739,078	$217,557,242	$357,941,274	$272,299,030

† Includes accumulated undistributed net investment income (loss)	$1,022,448	$851,133	$3,224,035	$2,887,329

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio
	For the		For the
	six months		six months
	ended	For the	ended	For the
	June 30,	year ended	June 30,	year ended
	2011	December 31,	2011	December 31,
	(unaudited)	2010	(unaudited)	2010

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$124,017	$2,050,342	$138,424	$1,109,496
Net realized gain (loss) on investments	(682,094)	(4,335,080)	(189,148)	(741,967)
Net unrealized gain (loss) on investments	8,893,167	21,596,793	4,268,224	7,269,908

Net increase (decrease) in net assets resulting from operations	8,335,090	19,312,055	4,217,500	7,637,437

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,803,572)	—	(779,208)

Total distributions to shareholders	—	(1,803,572)	—	(779,208)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	14,681,958	9,977,976	18,408,045	22,694,124

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,017,048	27,486,459	22,625,545	29,552,353

NET ASSETS:
Beginning of period	188,980,893	161,494,434	75,523,476	45,971,123

End of period†	$211,997,941	$188,980,893	$98,149,021	$75,523,476

† Includes accumulated undistributed net investment income (loss)	$2,174,359	$2,050,342	$1,247,920	$1,109,496

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 — (unaudited)

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies located in emerging market countries and expects to be invested in numerous countries around the world.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The Master Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Master Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The Master Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2011, are reported on a schedule following the Portfolio of Investments.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences arising from wash sales.

	For The Year Ended December 31, 2010
	Distributable Earnings			Tax Distributions
		Long-Term Gains/	Unrealized		Long-Term
	Ordinary	Capital and	Appreciation	Ordinary	Capital
Portfolio	Income	Other Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$851,132	$—	$(5,502,085)	$466,820	$—
American Funds Global Growth SAST	2,887,329	—	13,578,540	1,467,395	—
American Funds Growth-Income SAST	2,050,342	(2)	(15,499,215)	1,803,572	—
American Funds Asset Allocation SAST	1,109,496	(20,989)	727,919	779,208	—

As of December 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss
Carryforward
Portfolio	2017

American Funds Growth SAST	$—
American Funds Global Growth SAST	—
American Funds Growth-Income SAST	2
American Funds Asset Allocation SAST	20,989

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

American Funds Growth SAST	$7,969,847	$—	$7,969,847	$248,924,324
American Funds Global Growth SAST	27,651,732	—	27,651,732	330,492,987
American Funds Growth-Income SAST	—	(6,606,047)	(6,606,047)	218,738,942
American Funds Asset Allocation SAST	4,996,143	—	4,996,143	93,224,042

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of SAAL, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the period ended June 30, 2011, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST	$711,657
American Funds Global Growth SAST	1,098,581
American Funds Growth-Income SAST	602,950
American Funds Asset Allocation SAST	260,426

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3

American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the six months ended June 30, 2011, none of the Portfolios waived fees and/or reimbursed expenses to keep annual operating expenses at or below the percentages in the table above.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the period ended June 30, 2011, service fees were paid (see Statement of Operations) based on the aforementioned rate.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo., entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the period ended June 30, 2011 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST	$30,980,935	$4,548,832	$—	$—
American Funds Global Growth SAST	71,849,067	220,921	—	—
American Funds Growth-Income SAST	17,233,251	2,418,476	—	—
American Funds Asset Allocation SAST	20,275,957	1,724,518	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2011		For the Year Ended		June 30, 2011		For the Year Ended
	(unaudited)		December 31, 2010		(unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,680,941	$47,809,755	6,598,781	$56,929,499	8,306,316	$94,838,741	12,368,556	$123,231,494
Reinvested dividends	—	—	56,034	466,820	—	—	152,061	1,467,395
Shares redeemed	(2,115,408)	(21,563,402)	(3,916,251)	(34,278,848)	(2,069,414)	(23,590,227)	(3,613,286)	(36,172,429)

Net increase (decrease)	2,565,533	$26,246,353	2,738,564	$23,117,471	6,236,902	$71,248,514	8,907,331	$88,526,460

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2011		For the Year Ended		June 30, 2011		For the Year Ended
	(unaudited)		December 31, 2010		(unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,150,798	$30,180,918	4,232,542	$35,599,964	2,457,864	$25,629,896	3,288,211	$30,462,710
Reinvested dividends	—	—	222,221	1,803,572	—	—	86,861	779,208
Shares redeemed	(1,619,612)	(15,498,960)	(3,208,675)	(27,425,560)	(693,525)	(7,221,851)	(918,679)	(8,547,794)

Net increase (decrease)	1,531,186	$14,681,958	1,246,088	$9,977,976	1,764,339	$18,408,045	2,456,393	$22,694,124

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain										Ratio of
			(loss) on										net
	Net Asset		investments			Dividend		Net		Net			investment
	Value,	Net	(both		Dividends	from net		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	(0.00)	11.93	11.93	86,673	0.70		1.34		0
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
06/30/11(4)	9.76	0.01	0.56	0.57	—	—	—	10.33	5.84	256,739	0.54	†	0.14	†	2

American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
06/30/11(4)	11.02	0.01	0.54	0.55	—	—	—	11.57	4.99	357,941	0.54	†	0.21	†	0

American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57		1.33		6
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57		1.23		6
06/30/11(4)	9.28	0.01	0.39	0.40	—	—	—	9.68	4.31	211,998	0.55	†	0.12	†	1

American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70		2.13		5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66		1.96		5
06/30/11(4)	10.06	0.02	0.50	0.52	—	—	—	10.58	5.17	98,149	0.58	†	0.32	†	2

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	12/31/06		12/31/07		12/31/08		12/31/09		12/31/10		06/30/11
		Net		Net		Net		Net		Net		Net
		Investment		Investment		Investment		Investment		Investment		Investment
		Income		Income		Income		Income		Income		Income
	Expenses†	(Loss)†	Expenses	(Loss)	Expenses	(Loss)	Expenses	(Loss)	Expenses	(Loss)	Expenses†(4)	(Loss)†(4)
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.19%	0.23%	1.16%	(0.24)%	1.17%	(0.13)%	1.14%	(0.46)%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.30	1.59	1.27	0.54	1.26	0.76	1.24	(0.49)
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.19	1.42	1.17	0.73	1.17	0.63	1.15	(0.48)
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.31	2.45	1.27	1.56	1.23	1.39	1.18	(0.28)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

(4)	Unaudited.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying has not been audited by independent accountants and accordingly no opinion has been expressed.

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American Funds®

The right choice for the long term®

American Funds Insurance Series®

Semi-annual report for the six months ended June 30, 2011

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors easily identify the funds’ principal holdings. See the outside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.
Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.
The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Investing outside the United States (especially in emerging markets and developing countries) may be subject to risks, such as currency and interest rate fluctuations; local, regional or global political, social or economic instability; differing securities regulations and accounting standards; possible changes in taxation; periods of illiquidity; and price volatility. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. See the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.
In this report
Contents
Letter to investors
Fund results
Fund reviews
Investment portfolios
Global Growth FundSM
Growth FundSM
Growth-Income FundSM
Asset Allocation FundSM
Financial statements

Fellow investors:
The past six months demonstrated both the strength and the fragility of global stock markets — and also their unpredictability. There were a number of rallies and declines as investors digested the impacts of the devastating earthquake and tsunami in Japan, the European debt crisis, a potential slowdown in China and the debt ceiling showdown in the U.S.
Despite this roller coaster environment, most developed- and developing-country stock markets recorded gains for the six months ended June 30, 2011, as did all the funds in American Funds Insurance Series that existed through the full period, with the exception of Cash Management Fund. (Our two newest funds — Global Balanced Fund and Mortgage Fund — began operations on May 2, 2011, just as global markets began to decline.)
Developed-country markets were generally stronger for the first half of the year. Surprisingly, four of the five so-called PIIGS countries that are at the root of the European debt crisis — Portugal, Ireland, Italy, Greece and Spain — were among the major contributors to the 5.6% return of the MSCI World Index. Ireland had the index’s best return with a 17.6% gain, followed by France (+16.4%), New Zealand (+16.3%), Spain (+16.2%), Germany (+15.1%), Italy (+11.7%) and Portugal (+10.4%). The last of the PIIGS, Greece, was down 3.6%. The U.S. market, as measured by Standard & Poor’s 500 Composite Index, gained 6.0%. In developing markets, Eastern Europe had the best returns, led by the Czech Republic (+23.7%), Hungary (+22.3%), Poland (+11.4%) and Russia (+10.1%). Indonesia (+13.0%) was the only other country to record a double-digit gain. Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested.
Emerging market bonds had the best return of major fixed-income markets. The J.P. Morgan Emerging Markets Bond Index Plus gained 5.03%. Trailing slightly were U.S. corporate high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, which gained 4.98%. U.S. investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Index, rose 2.7%, while the Barclays Capital Global Aggregate Index gained 4.4%. All fixed-income and equity indexes are unmanaged. The Federal Reserve kept its target for the federal funds rate at 0% to 0.25%, unchanged since December 2008. The yield on the benchmark 10-year U.S. Treasury note fell below 3% for the first time in more than six months before rebounding to 3.18%, down 12 basis points from its year-end level.
The European debt crisis remains at the top of problems that need resolution. The latest round of austerity measures imposed by the Greek government in June switched attention to other PIIGS countries, all of which have approved their own austerity measures yet still face the possibility of some kind of restructuring of their debt. European authorities need to stay on top of the situation to contain potential further crisis.
The U.S. has its own debt problems, having hit the “debt ceiling” of government borrowing. Fortunately, an unprecedented situation of near-default was averted when Congress passed a bill that included some spending cuts and an increase in the debt ceiling. Despite this, Standard & Poor’s cut the U.S. bond rating a notch, for the first time in history, reflecting their concern over the future trajectory of debt.
Despite these uncertainties, we believe that cautious optimism is warranted. Many Japanese companies whose facilities were destroyed or damaged in the earthquake and tsunami in March
American Funds Insurance Series

are well on the way to restoring full production, if they have not already. Nissan was reported to be close to full output in June, and Honda and Toyota were expected to be back to normal by July. Elsewhere in Asia, fears that the Chinese government’s efforts to curb inflation might slow the country’s growth proved largely unfounded, with second quarter growth at 9.5% over the previous year, not far off the first quarter’s pace.
While these macro issues have discouraged investors during recent months, and may well do so again in the future, it’s worth noting that, on an individual-company level, many businesses around the world have stronger balance sheets than they have had for a long time and have good prospects for future earnings.
As we noted six months ago, short-term financial market disruptions are inevitable. However, we believe that the rigorous examination of company fundamentals that we undertake before investing can lead to investments that have the potential to withstand external pressures and produce good long-term results. A long-term approach is the cornerstone of our investment process and we encourage investors to not be distracted by daily headlines.
We thank you for your continued support and look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President
August 10, 2011
We are pleased to offer two new funds in American Funds Insurance Series:
Global Balanced Fund is the first American Funds Insurance Series fund to invest in stocks and bonds globally. It aims to provide long-term growth of capital, conservation of principal and current income from investments around the world, including developing countries.
Mortgage Fund seeks to provide current income and preservation of capital primarily from investments in high-quality, mortgage-related securities.
American Funds Insurance Series

Total returns for periods ended June 30, 2011
Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense
		6 months	1 year	5 years	10 years	Lifetime	ratios
Global Growth Fund	Class 1	5.23%	31.30%	6.31%	7.37%	9.53%	.56%
(since 4/30/97)	Class 2	5.12	31.04	6.06	7.11	9.26	.81

Growth Fund	Class 1	6.11	33.40	3.76	4.18	12.65	.34
(since 2/8/84)	Class 2	5.99	33.06	3.50	3.92	12.34	.59
	Class 3	6.02	33.13	3.57	4.00	12.44	.52

Growth-Income Fund	Class 1	4.61	28.32	2.29	3.86	10.94	.29
(since 2/8/84)	Class 2	4.50	27.99	2.03	3.60	10.63	.54
	Class 3	4.52	28.04	2.10	3.67	10.74	.47

Asset Allocation Fund	Class 1	5.53	25.31	3.98	4.97	8.18	.31
(since 8/1/89)	Class 2	5.34	24.99	3.71	4.71	7.89	.57
	Class 3	5.38	25.10	3.79	4.78	7.98	.50

Expense ratios are as of December 31, 2010, the funds’ most recent fiscal year-end. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.
American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	38.6%
Canada	2.7
Mexico	2.6
Brazil	.7

44.6

Europe
United Kingdom	6.4
France	5.9
Switzerland	3.9
Germany	3.0
Netherlands	2.7
Denmark	2.7
Belgium	1.5
Other	2.8

28.9

Asia/Pacific Basin
Japan	7.6%
China	3.8
Australia	2.1
South Korea	1.6
India	1.3
Hong Kong	1.2
Other	1.6

19.2

Other regions
South Africa	2.3

Short-term securities & other assets less liabilities	5.0

Total	100.0%

Objective: To provide long-term growth of capital.
Special characteristics: Invests primarily in growth-oriented stocks of companies around the world.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Global Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Global Growth Fund rose 5.1% for the six months ended June 30, 2011, compared with a 5.6% gain for its benchmark, the MSCI World Index.
A flight to quality and a rebound effect both hurt and helped the fund’s return. Investors generally favored less risky areas, hurting returns in some developing countries that had been strong contributors to the fund in recent years, including South Africa, India and Mexico.
The fund’s best holdings were stocks that had bounced back in the past year, including two U.S. health care companies and a financial company. A South Korean auto parts manufacturer and a U.S. engineering company rounded out the top five.
The rebound effect was also seen in Europe, where Spain’s stock market recovered from a 21.1% loss in 2010 to post a 16.2% gain, despite the country’s debt problems and negative headlines. Holdings in Norway and Belgium were also significant contributors to the fund.
Although the global investment environment remains uncertain, the fund’s portfolio counselors and investment analysts continue to find companies that they believe offer attractive opportunities over the long term.
American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)
Objective: To provide growth of capital.
Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Growth Fund gained 5.99% for the six months ended June 30, 2011, slightly behind the 6.01% return of the S&P 500.
Consumer discretionary, the fund’s largest sector during the period, contributed some of the highest returns. Two U.S.-based gaming companies with operations in Macau — which had the best returns in 2010 — were again among the top contributors. Some restaurant companies and retailers were also strong.
Holdings in health care, particularly biotechnology companies and health care providers, also made a significant contribution to results. Weaker sectors for the fund included materials and energy — where the fund trimmed holdings during the period — and telecommunication services and financials.
The fund’s portfolio counselors expect a slow, gradual global recovery. With market volatility likely to be an issue for the foreseeable future, our emphasis on in-depth research to identify attractive companies could be fruitful. One current area of focus is in companies such as mining equipment manufacturers and chemical suppliers that sell products and services to businesses involved in the global expansion.
American Funds Insurance Series

Growth-Income Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Growth-Income Fund gained 4.5% for the six months ended June 30, 2011, compared with a 6.0% gain by its benchmark index, the S&P 500.
The global economic recovery slowed in the period, constrained by weak economic news, the devastating earthquake and tsunami in Japan, and the ongoing debt crisis in parts of Europe.
Some of the fund’s holdings in information technology, by far its largest sector, were affected by the situation in Japan, which caused a shortage of essential parts. However, many component manufacturers have relocated and expect to restore output soon.
Although tensions persist in North Africa and the Middle East, there are reasons to be optimistic about the global outlook in the coming months: The European community is continuing to work on a resolution to Greece’s debt problems, Japan’s recovery is well underway and China has had some success in curbing inflation. We are confident that the improving environment will provide opportunities for the fund in the second half of the year.

Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)
Objective: To achieve long-term growth of capital and income.
Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
American Funds Insurance Series

Asset Allocation Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Asset Allocation Fund gained 5.3% for the six months ended June 30, 2011. Its benchmark indexes, the S&P 500 for stocks and the Barclays Capital U.S. Aggregate Index for bonds, rose 6.0% and 2.7%, respectively.
While interest rates remain low, the fund’s portfolio counselors continue to favor equities, which accounted for nearly 74% of the portfolio at June 30. Fixed-income holdings comprised about 21%, slightly higher than at year-end but still close to the historical low.
The emphasis on stocks was the major factor in the fund’s return. On a sector basis, the strongest returns came from holdings in health care, utilities and consumer staples. The fund’s weakest sectors were information technology and financials.
The fund’s portfolio counselors strive to provide equity-like returns while taking lower risk. They believe that the fund’s diversified portfolio of predominantly blue chip U.S. companies can allow them to continue to achieve that goal for the foreseeable future.

Where the fund’s assets were invested as of June 30, 2011	(percent of net assets)
Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% of debt securities in lower rated bonds.
The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
American Funds Insurance Series

Global Growth Fund Summary investment portfolio June 30, 2011	unaudited

Largest individual equity securities	Percent of net assets
Virgin Media	3.00%
Novo Nordisk	2.38
América Móvil	1.89
Moody’s	1.72
Texas Instruments	1.53

Percent of net assets
Unilever NV	1.40%
UnitedHealth Group	1.38
Pernod Ricard	1.18
KBR	1.14
Honda Motor	1.13
Common stocks — 95.02%

			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 17.39%
Virgin Media Inc.	5,660,000	$169,404	3.00%
Honda Motor Co., Ltd.[1]	1,658,800	63,936	1.13
Toyota Motor Corp.[1]	1,452,900	61,171	1.09
Sony Corp.[1]	2,280,000	60,351	1.07
Burberry Group PLC[1]	2,135,000	49,639	.88
Amazon.com, Inc.[2]	241,000	49,282	.87
Home Depot, Inc.	1,350,000	48,897	.87
Hyundai Mobis Co., Ltd.[1]	105,500	39,591	.70
Other securities		438,515	7.78
		980,786	17.39

Financials — 15.27%
Moody’s Corp.	2,529,900	97,022	1.72
China Life Insurance Co. Ltd., Class H1	15,190,000	52,351	.93
Industrial and Commercial Bank of China Ltd., Class H1	64,766,750	49,591	.88
Prudential PLC[1]	3,853,747	44,536	.79
Agricultural Bank of China, Class H1	79,992,000	42,282	.75
Housing Development Finance Corp. Ltd.[1]	2,350,000	37,268	.66
AIA Group Ltd.[1,2]	10,454,200	36,384	.64
UBS AG1,2	1,920,000	35,011	.62
Other securities		466,987	8.28
		861,432	15.27

Health care — 11.51%
Novo Nordisk A/S, Class B1	1,070,700	134,237	2.38
UnitedHealth Group Inc.	1,510,000	77,886	1.38
Vertex Pharmaceuticals Inc.[2]	1,175,000	61,088	1.09
Aetna Inc.	870,000	38,358	.68
Novartis AG1	580,000	35,529	.63
Other securities		301,784	5.35
		648,882	11.51

Information technology — 10.96%
Texas Instruments Inc.	2,626,000	86,212	1.53
Samsung Electronics Co. Ltd.[1]	66,045	51,333	.91
Yahoo! Inc.[2]	3,330,200	50,086	.89
Oracle Corp.	1,495,000	49,200	.87
TE Connectivity Ltd.	1,266,250	46,547	.83
Microsoft Corp.	1,592,500	41,405	.73
Apple Inc.[2]	120,000	40,280	.71
Other securities		253,338	4.49
		618,401	10.96

American Funds Insurance Series

Global Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Consumer staples — 10.05%
Unilever NV, depository receipts[1]	2,405,000	$78,788	1.40%
Pernod Ricard SA1	675,439	66,580	1.18
Anheuser-Busch InBev NV1	1,017,025	58,972	1.04
Shoprite Holdings Ltd.[1]	3,055,000	46,025	.82
British American Tobacco PLC [1]	820,500	35,965	.64
Other securities		280,392	4.97
		566,722	10.05

Industrials — 9.11%
KBR, Inc.	1,713,000	64,563	1.14
Geberit AG1	237,185	56,199	1.00
United Technologies Corp.	622,000	55,053	.98
Siemens AG1	296,157	40,664	.72
Vallourec SA1	315,000	38,358	.68
Other securities		259,102	4.59
		513,939	9.11

Energy — 7.73%
TOTAL SA1	1,045,000	60,439	1.07
Royal Dutch Shell PLC, Class B (ADR)	433,643	31,114	.92
Royal Dutch Shell PLC, Class B1	574,666	20,513
Oil Search Ltd.[1]	6,960,000	49,760	.88
Canadian Natural Resources, Ltd.	1,061,400	44,494	.79
Chevron Corp.	360,000	37,022	.66
Other securities		192,520	3.41
		435,862	7.73

Materials — 5.27%
Dow Chemical Co.	1,535,000	55,260	.98
Steel Dynamics, Inc.	3,400,000	55,250	.98
Sigma-Aldrich Corp.	485,000	35,589	.63
Other securities		150,983	2.68
		297,082	5.27

Telecommunication services — 4.35%
América Móvil, SAB de CV, Series L (ADR)	1,570,000	84,592	1.89
América Móvil, SAB de CV, Series L	16,370,000	22,091
SOFTBANK CORP.[1]	1,295,000	49,048	.87
Other securities		89,547	1.59
		245,278	4.35

Utilities — 1.61%
GDF SUEZ[1]	1,122,805	41,091	.73
Other securities		49,617	.88
		90,708	1.61

Miscellaneous — 1.77%
Other common stocks in initial period of acquisition		100,066	1.77

Total common stocks (cost: $3,902,176,000)		5,359,158	95.02

American Funds Insurance Series

Global Growth Fund
Short-term securities — 4.62%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Toronto-Dominion Holdings USA Inc. 0.13% due 8/5/2011[3]	$48,600	$48,594	.86%
Other securities		211,889	3.76

Total short-term securities (cost: $260,465,000)		260,483	4.62

Total investment securities (cost: $4,162,641,000)		5,619,641	99.64
Other assets less liabilities		20,531	.36

Net assets		$5,640,172	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,383,000, which represented .02% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,701,029,000, which represented 47.89% of the net assets of the fund. This amount includes $2,699,646,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $134,504,000, which represented 2.38% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets		Percent of net assets
Apple	2.84%	Goldman Sachs	1.58%
Amazon.com	2.25	lululemon athletica	1.47
Wynn Macau	2.08	Intuitive Surgical	1.45
Google	1.98	Suncor	1.42
Wells Fargo	1.85	Chipotle Mexican Grill	1.35
Common stocks — 94.78%

			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 19.19%

Amazon.com, Inc.[1]	3,114,000	$636,782	2.25%
Wynn Macau, Ltd.[2]	178,400,800	587,765	2.08
lululemon athletica inc.[1,3]	3,700,000	413,734	1.47
Chipotle Mexican Grill, Inc.[1]	1,241,400	382,587	1.35
Home Depot, Inc.	10,556,000	382,338	1.35
CarMax, Inc.[1]	10,342,500	342,026	1.21
Johnson Controls, Inc.	6,099,100	254,088	.90
Sirius XM Radio Inc.[1]	112,600,000	246,594	.87
Tiffany & Co.	2,953,000	231,870	.82
Las Vegas Sands Corp.[1]	4,160,000	175,594	.62
Other securities		1,767,169	6.27
		5,420,547	19.19

Information technology — 13.96%

Apple Inc.[1]	2,390,000	802,251	2.84
Google Inc., Class A1	1,103,000	558,537	1.98
EMC Corp.[1]	13,655,000	376,195	1.33
First Solar, Inc.[1]	2,134,895	282,383	1.00
Texas Instruments Inc.	6,175,000	202,725	.72
Other securities		1,719,581	6.09
		3,941,672	13.96

Energy — 13.84%

Suncor Energy Inc.	10,214,417	400,337	1.42
Pacific Rubiales Energy Corp.	12,550,000	336,376	1.19
Tenaris SA (ADR)	5,410,000	247,399	.88
Core Laboratories NV	2,200,000	245,388	.87
MEG Energy Corp.[1]	4,590,000	239,482	.85
Concho Resources Inc.[1]	2,500,000	229,625	.81
Newfield Exploration Co.[1]	3,350,000	227,867	.81
Apache Corp.	1,740,000	214,699	.76
Noble Energy, Inc.	2,345,000	210,182	.74
Denbury Resources Inc.[1]	9,810,800	196,216	.69
Other securities		1,362,104	4.82
		3,909,675	13.84

American Funds Insurance Series

Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Financials — 13.69%

Wells Fargo & Co.	18,578,296	$521,307	1.85%
Goldman Sachs Group, Inc.	3,350,000	445,852	1.58
Berkshire Hathaway Inc., Class A1	2,515	292,004	1.03
American Express Co.	4,200,000	217,140	.77
Citigroup Inc.	4,364,500	181,738	.64
Fairfax Financial Holdings Ltd.	230,000	92,262	.63
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	86,049
Onex Corp.	4,600,500	178,258	.63
JPMorgan Chase & Co.	3,084,900	126,296	.45
Other securities		1,726,083	6.11
		3,866,989	13.69

Health care — 10.22%

Intuitive Surgical, Inc.[1]	1,097,000	408,205	1.45
Vertex Pharmaceuticals Inc.[1]	6,269,246	325,938	1.15
Hospira, Inc.[1]	4,150,000	235,139	.83
Grifols, SA2	8,770,000	175,976	.62
UnitedHealth Group Inc.	3,360,000	173,309	.61
Other securities		1,568,845	5.56
		2,887,412	10.22

Materials — 8.81%

Potash Corp. of Saskatchewan Inc.	6,118,212	348,677	1.23
Barrick Gold Corp.	7,250,000	328,353	1.16
Newmont Mining Corp.	5,487,695	296,171	1.05
Rio Tinto PLC[2]	3,902,955	281,830	1.00
Cliffs Natural Resources Inc.	2,100,000	194,145	.69
FMC Corp.	2,000,000	172,040	.61
Other securities		866,752	3.07
		2,487,968	8.81

Industrials — 8.57%

Stericycle, Inc.[1]	3,390,000	302,117	1.07
Boeing Co.	3,065,000	226,595	.80
Union Pacific Corp.	1,770,000	184,788	.65
Other securities		1,708,000	6.05
		2,421,500	8.57

Consumer staples — 3.47%

Costco Wholesale Corp.	2,645,000	214,880	.76
Philip Morris International Inc.	3,030,000	202,313	.72
Other securities		562,316	1.99
		979,509	3.47

Other — 2.13%

Other securities		599,205	2.13

Miscellaneous — 0.90%

Other common stocks in initial period of acquisition		252,994	.90

Total common stocks (cost: $18,375,052,000)		26,767,471	94.78

American Funds Insurance Series

Growth Fund
Preferred securities — 0.03%

		Percent
	Value	of net
	(000)	assets
Other — 0.03%

Other securities	$8,500	.03%

Total preferred securities (cost: $8,500,000)	8,500	.03

Convertible securities — 0.29%

Other — 0.29%

Other securities	81,038	.29

Total convertible securities (cost: $40,000,000)	81,038	.29

Short-term securities — 4.05%

	Principal
	amount
	(000)
Freddie Mac 0.10%–0.341% due 8/3/2011–3/6/2012	$257,400	257,248	.91
Jupiter Securitization Co., LLC 0.13%–0.19% due 7/1–7/19/2011[4]	113,600	113,592
Falcon Asset Securitization Co., LLC 0.13%–0.15% due 7/26–8/26/2011[4]	72,000	71,990	.85
JPMorgan Chase & Co. 0.15% due 8/10/2011	53,400	53,387
Fannie Mae 0.105%–0.20% due 10/3–12/1/2011	217,050	216,983	.77
NetJets Inc. 0.07% due 7/18/2011 [4]	23,800	23,799	.08
Other securities		406,453	1.44

Total short-term securities (cost: $1,143,322,000)		1,143,452	4.05

Total investment securities (cost: $19,566,874,000)		28,000,461	99.15
Other assets less liabilities		241,254	.85

Net assets		$28,241,715	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2011, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2011
	shares	Additions	Reductions	shares	(000)	(000)

lululemon athletica inc.[1]	4,000,000	—	300,000	3,700,000	$—	$413,734
Incyte Corp.[1]	2,927,700	4,982,300	—	7,910,000	—	149,815
Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	1,157	120,964
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	25,646
Air Lease Corp., Class A1,2,4,6	4,183,448	—	—	4,183,448	—	—
Blue Nile, Inc.[1,6]	1,043,000	—	805,900	237,100	—	—
Capella Education Co.[1,6]	1,086,826	—	302,419	784,407	—	—

					$1,157	$710,159

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $3,233,115,000, which represented 11.45% of the net assets of the fund. This amount includes $2,899,209,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $614,738,000, which represented 2.18% of the net assets of the fund.

[5]	Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $237,371,000, which represented .84% of the net assets of the fund.

[6]	Unaffiliated issuer at 6/30/2011.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets		Percent of net assets
Microsoft	2.54%	Philip Morris International	1.88%
AT&T	2.50	ConocoPhillips	1.86
Oracle	2.18	Hewlett-Packard	1.45
Royal Dutch Shell	2.15	Merck	1.42
CSX	1.92	United Technologies	1.36
Common stocks — 93.38%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 20.36%

Microsoft Corp.	24,565,100	$638,693	2.54%
Oracle Corp.	16,662,500	548,363	2.18
Hewlett-Packard Co.	10,000,000	364,000	1.45
Apple Inc.[1]	1,000,000	335,670	1.34
International Business Machines Corp.	1,815,000	311,363	1.24
Google Inc., Class A1	602,000	304,841	1.21
Intel Corp.	13,511,900	299,424	1.19
Corning Inc.	13,500,000	245,025	.98
Yahoo! Inc.[1]	15,535,700	233,657	.93
MasterCard Inc., Class A	650,000	195,871	.78
Other securities		1,638,081	6.52
		5,114,988	20.36

Consumer discretionary — 13.77%

DIRECTV, Class A1	5,812,500	295,391	1.17
Comcast Corp., Class A	10,086,000	255,579	1.11
Comcast Corp., Class A, special nonvoting shares	1,000,000	24,230
News Corp., Class A	14,500,200	256,654	1.02
Time Warner Cable Inc.	3,217,601	251,102	1.00
Time Warner Inc.	6,756,667	245,740	.98
Home Depot, Inc.	6,431,600	232,953	.93
Royal Caribbean Cruises Ltd.[1]	6,155,000	231,674	.92
Kohl’s Corp.	4,300,000	215,043	.86
Mattel, Inc.	7,000,000	192,430	.77
Other securities		1,257,416	5.01
		3,458,212	13.77

Industrials — 13.44%

CSX Corp.	18,357,669	481,338	1.92
United Technologies Corp.	3,850,000	340,763	1.36
Norfolk Southern Corp.	3,465,300	259,655	1.03
Union Pacific Corp.	2,447,374	255,506	1.02
Precision Castparts Corp.	1,410,000	232,156	.92
3M Co.	2,296,000	217,776	.87
General Dynamics Corp.	2,707,000	201,726	.80
Other securities		1,387,552	5.52
		3,376,472	13.44

Energy — 10.17%

Royal Dutch Shell PLC, Class A (ADR)	3,835,000	272,783
Royal Dutch Shell PLC, Class B2	4,139,816	147,776	2.15
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	118,559
ConocoPhillips	6,203,000	466,404	1.86
Schlumberger Ltd.	3,935,000	339,984	1.35
Chevron Corp.	2,278,200	234,290	.93
EOG Resources, Inc.	1,803,000	188,504	.75
Other securities		785,717	3.13
		2,554,017	10.17

American Funds Insurance Series

Growth-Income Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Health care — 9.37%

Merck & Co., Inc.	10,093,224	$356,190	1.42%
Biogen Idec Inc.[1]	2,493,500	266,605	1.06
Abbott Laboratories	4,430,000	233,107	.93
Amgen Inc.[1]	3,130,400	182,659	.73
Boston Scientific Corp.[1]	26,375,951	182,258	.72
Other securities		1,133,815	4.51
		2,354,634	9.37

Consumer staples — 8.12%

Philip Morris International Inc.	7,069,500	472,031	1.88
Kraft Foods Inc., Class A	8,132,447	286,506	1.14
PepsiCo, Inc.	3,739,519	263,374	1.05
Molson Coors Brewing Co., Class B	4,895,500	219,025	.87
CVS/Caremark Corp.	5,350,300	201,064	.80
Other securities		597,626	2.38
		2,039,626	8.12

Financials — 6.98%

Bank of America Corp.	20,903,752	229,105	.91
JPMorgan Chase & Co.	5,150,000	210,841	.84
Capital One Financial Corp.	4,000,000	206,680	.83
Other securities		1,105,731	4.40
		1,752,357	6.98

Materials — 4.49%

Dow Chemical Co.	6,099,100	219,567	.87
Air Products and Chemicals, Inc.	2,160,000	206,453	.82
Other securities		702,818	2.80
		1,128,838	4.49

Telecommunication services — 3.73%

AT&T Inc.	20,010,000	628,514	2.50
Other securities		309,192	1.23
		937,706	3.73

Utilities — 1.58%

Other securities		397,530	1.58

Miscellaneous — 1.37%

Other common stocks in initial period of acquisition		344,510	1.37

Total common stocks (cost: $17,859,509,000)		23,458,890	93.38

American Funds Insurance Series

Growth-Income Fund
Preferred securities — 0.12%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Financials — 0.12%

JPMorgan Chase & Co., Series I, 7.90%[3]	$29,049	$31,307	.12%

Total preferred securities (cost: $30,002,000)		31,307	.12

Rights & warrants — 0.01%

Financials — 0.00%
Other securities		—	.00

Miscellaneous — 0.01%

Other rights & warrants in initial period of acquisition		2,821	.01

Total rights & warrants (cost: $10,039,000)		2,821	.01

Convertible securities — 0.31%

Other — 0.31%
Other securities		78,885	.31

Total convertible securities (cost: $64,565,000)		78,885	.31

American Funds Insurance Series

Growth-Income Fund
Short-term securities — 5.98%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Freddie Mac 0.07%—0.21% due 8/8/2011—2/14/2012	$274,840	$274,690	1.09%
Fannie Mae 0.11%—0.23% due 8/1/2011—3/6/2012	233,000	232,917	.93
Abbott Laboratories 0.07%—0.13% due 7/26—8/16/2011[4]	99,200	99,191	.39
Jupiter Securitization Co., LLC 0.17% due 9/26/2011[4]	35,000	34,980
			.22
Falcon Asset Securitization Co., LLC 0.17% due 9/19/2011[4]	20,000	19,994
Hewlett-Packard Co. 0.09% due 7/22/2011[4]	25,000	24,999	.10
Other securities		814,239	3.25

Total short-term securities (cost: $1,500,908,000)		1,501,010	5.98

Total investment securities (cost: $19,465,023,000)		25,072,913	99.80
Other assets less liabilities		50,041	.20

Net assets		$25,122,954	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,333,216,000, which represented 5.31% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Coupon rate may change periodically.

[4]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $721,857,000, which represented 2.87% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2011

Largest individual equity securities	Percent of net assets
Dow Chemical	1.71%
Comcast	1.69
Goldman Sachs	1.66
Merck	1.64
Oracle	1.61
Boeing	1.43%
Schlumberger	1.38
IBM	1.38
Home Depot	1.34
ACE	1.32
Common stocks — 73.93%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 10.52%

Oracle Corp.	5,680,000	$186,929	1.61%
International Business Machines Corp.	930,000	159,541	1.38
Microsoft Corp.	5,500,000	143,000	1.23
Corning Inc.	7,400,000	134,310	1.16
Apple Inc.[1]	380,000	127,555	1.10
Texas Instruments Inc.	3,500,000	114,905	.99
Google Inc., Class A1	220,000	111,404	.96
KLA-Tencor Corp.	2,100,000	85,008	.73
ASML Holding NV (New York registered)	2,250,000	83,160	.72
Other securities		73,467	.64
		1,219,279	10.52

Financials — 9.99%

Goldman Sachs Group, Inc.	1,450,000	192,980	1.66
ACE Ltd.	2,320,000	152,702	1.32
American Express Co.	2,500,000	129,250	1.11
Moody’s Corp.	2,700,000	103,545	.89
T. Rowe Price Group, Inc.	1,700,000	102,578	.89
Other securities		477,277	4.12
		1,158,332	9.99

Health care — 9.49%

Merck & Co., Inc.	5,400,000	190,566	1.64
Johnson & Johnson	2,160,000	143,683	1.24
Cardinal Health, Inc.	2,901,424	131,783	1.14
Amgen Inc.[1]	2,092,500	122,097	1.05
UnitedHealth Group Inc.	1,750,000	90,265	.78
Baxter International Inc.	1,500,000	89,535	.77
Gilead Sciences, Inc.[1]	2,000,000	82,820	.71
Other securities		249,832	2.16
		1,100,581	9.49

Consumer discretionary — 8.82%

Comcast Corp., Class A	7,750,000	196,385	1.69
Home Depot, Inc.	4,300,000	155,746	1.34
DIRECTV, Class A1	2,000,000	101,640	.88
VF Corp.	900,000	97,704	.84
Johnson Controls, Inc.	2,150,000	89,569	.77
McDonald’s Corp.	1,060,000	89,379	.77
Amazon.com, Inc.[1]	400,000	81,796	.71
Other securities		211,036	1.82
		1,023,255	8.82

American Funds Insurance Series

Asset Allocation Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Materials — 8.48%

Dow Chemical Co.	5,500,000	$198,000	1.71%
Sigma-Aldrich Corp.	1,840,000	135,019	1.16
Rio Tinto PLC[2]	1,681,753	121,438	1.05
FMC Corp.	1,250,000	107,525	.92
BHP Billiton Ltd.[2]	1,840,000	86,965	.75
LyondellBasell Industries NV, Class A	2,250,000	86,670	.75
Other securities		247,924	2.14
		983,541	8.48

Energy — 7.51%

Schlumberger Ltd.	1,855,000	160,272	1.38
Chevron Corp.	1,400,000	143,976	1.24
Suncor Energy Inc.	2,150,000	84,266	.73
Denbury Resources Inc.[1]	4,000,000	80,000	.69
Apache Corp.	640,000	78,970	.68
Other securities		323,587	2.79
		871,071	7.51

Industrials — 6.93%

Boeing Co.	2,250,000	166,342	1.43
IDEX Corp.	1,950,000	89,407	.77
Other securities		548,308	4.73
		804,057	6.93

Consumer staples — 4.66%

Philip Morris International Inc.	1,870,000	124,860	1.08
Unilever NV (New York registered)	2,480,000	81,468	.70
Other securities		334,080	2.88
		540,408	4.66

Telecommunication services — 1.92%

American Tower Corp., Class A [1]	2,450,000	128,208	1.11
AT&T Inc.	3,000,000	94,230	.81
		222,438	1.92

Utilities — 0.94%

Other securities		108,737	.94

Miscellaneous — 4.67%

Other common stocks in initial period of acquisition		541,361	4.67

Total common stocks (cost: $6,601,505,000)		8,573,060	73.93

American Funds Insurance Series

Asset Allocation Fund
Preferred securities — 0.03%

		Percent
	Value	of net
	(000)	assets
Financials — 0.03%

Other securities	$4,154	.03%

Total preferred securities (cost: $4,261,000)	4,154	.03

Rights & warrants — 0.01%

Consumer discretionary — 0.01%
Other securities	1,032	.01

Total rights & warrants (cost: $432,000)	1,032	.01

Convertible securities — 0.04%
Consumer discretionary — 0.04%
Other securities	4,185	.04

Total convertible securities (cost: $1,973,000)	4,185	.04

Bonds, notes & other debt instruments — 21.10%

	Principal
	amount
	(000)
Bonds & notes of U.S. government & government agencies — 6.55%
U.S. Treasury:
4.875% 2012	$155,000	159,577
3.50% 2039	91,500	78,625	6.15
0.75%—7.50% 2011—2041 [3]	443,639	475,483
Fannie Mae 6.25% 2029	9,575	11,613	.10
Other securities		34,809	.30
		760,107	6.55

Mortgage-backed obligations [4] — 6.41%
Fannie Mae 0%—7.50% 2012—2047	513,975	527,010	4.54
Freddie Mac 4.00%—7.054% 2018—2041 [5]	75,803	79,396	.69
Other securities		137,250	1.18
		743,656	6.41

Financials — 1.60%

Goldman Sachs Group, Inc. 3.625% 2016	5,000	5,060	.04
Other securities		180,473	1.56
		185,533	1.60

Health care — 1.49%

Cardinal Health, Inc. 5.80% 2016	4,500	5,101	.05
Other securities		167,224	1.44
		172,325	1.49

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Telecommunication services — 1.02%

American Tower Corp. 4.625% 2015	$3,875	$4,083	.03%
Other securities		114,770	.99
		118,853	1.02

Consumer discretionary — 0.94%
Comcast Corp. 6.45%—6.95% 2037	6,875	7,682	.07
Other securities		101,299	.87
		108,981	.94

Other — 3.09%
Other securities		357,715	3.09

Total bonds, notes & other debt instruments (cost: $2,365,963,000)		2,447,170	21.10

Short-term securities — 4.97%

Freddie Mac 0.12%—0.175% due 8/1—10/31/2011	176,800	176,773	1.52
U.S. Treasury Bills 0.095%—0.19% due 7/14/2011—1/12/2012	88,000	87,988	.76
Fannie Mae 0.10%—0.12% due 8/9—12/21/2011	59,400	59,388	.51
Johnson & Johnson 0.16%—0.20% due 8/30—10/4/2011[6]	24,200	24,194	.21
Other securities		228,299	1.97

Total short-term securities (cost: $576,580,000)		576,642	4.97

Total investment securities (cost: $9,550,714,000)		11,606,243	100.08
Other assets less liabilities		(9,679)	(.08)

Net assets		$11,596,564	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,219,000, which represented .05% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $735,325,000, which represented 6.34% of the net assets of the fund. This amount includes $714,393,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Index-linked bond whose principal amount moves with a government price index.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]	Coupon rate may change periodically.

[6]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $554,181,000, which represented 4.78% of the net assets of the fund.
See Notes to Financial Statements
American Funds Insurance Series

This page intentionally left blank.
American Funds Insurance Series

Financial statements
Statements of assets & liabilities at June 30, 2011

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth	International
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$266,231	$5,619,641	$3,864,569	$27,290,302	$10,260,614
Affiliated issuers	—	—	102,260	710,159	—
Cash denominated in currencies other than U.S. dollars	—	1,703	345	—	5,383
Cash	86	110	104	134	36
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	1,729	21,785	15,114	229,472	131,914
Sales of fund’s shares	255	2,314	3,274	17,136	11,734
Closed forward currency contracts	—	—	—	—	—
Dividends and interest	372	11,809	1,951	24,809	28,400
Other assets	—	67	—	—	—

	268,673	5,657,429	3,987,617	28,272,012	10,438,081

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	710	7,469	18,360	212	14,124
Repurchases of fund’s shares	86	6,489	3,918	18,426	10,869
Closed forward currency contracts	—	—	—	—	—
Investment advisory services	125	2,378	2,248	7,254	4,128
Distribution services	47	859	625	3,970	1,334
Trustees’ deferred compensation	1	20	11	312	145
Non-U.S. taxes	—	—	—	70	2,405
Other	1	42	61	53	150

	970	17,257	25,223	30,297	33,155

Net assets at June 30, 2011 (total: $113,863,022)	$267,703	$5,640,172	$3,962,394	$28,241,715	$10,404,926

Investment securities, at cost:
Unaffiliated issuers	$225,737	$4,162,641	$3,032,249	$19,092,542	$8,154,277

Affiliated issuers	—	—	$105,917	$474,332	—

Cash denominated in currencies other than U.S. dollars, at cost	—	$1,703	$344	—	$5,379

Net assets consist of:
Capital paid in on shares of beneficial interest	$247,953	$4,845,364	$3,513,211	$23,739,544	$9,219,789
Undistributed (distributions in excess of) net investment income	681	29,943	(55,247)	49,882	86,652
(Accumulated) undistributed net realized (loss) gain	(21,425)	(692,289)	(324,235)	(3,981,563)	(1,006,126)
Net unrealized appreciation (depreciation)	40,494	1,457,154	828,665	8,433,852	2,104,611

Net assets at June 30, 2011	$267,703	$5,640,172	$3,962,394	$28,241,715	$10,404,926

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $40,783,084)	$33,447	$1,383,489	$885,021	$8,285,383	$3,808,196
Shares outstanding	2,578	61,042	41,111	143,032	202,436
Net asset value per share	$12.97	$22.66	$21.53	$57.93	$18.81
Class 2:
Net assets (total: $72,485,751)	$234,256	$4,256,683	$3,077,373	$19,725,006	$6,537,413
Shares outstanding	18,167	189,123	145,231	343,512	349,083
Net asset value per share	$12.89	$22.51	$21.19	$57.42	$18.73
Class 3:
Net assets (total: $594,187)	—	—	—	$231,326	$59,317
Shares outstanding	—	—	—	3,993	3,154
Net asset value per share	—	—	—	$57.93	$18.81
See end of Statements of Assets & Liabilities for footnote.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

	Blue Chip			International
New	Income and	Global Growth	Growth-	Growth		Asset	Global			Global
World	Growth	and Income	Income	and Income		Allocation	Balanced		Bond	Bond
Fund	Fund	Fund	Fund	Fund		Fund	Fund		Fund	Fund

$2,542,087	$4,556,337	$2,267,987	$25,072,913	$244,500		$11,606,243	$45,240		$10,834,330	$2,153,718
—	—	9,269	—	—		—	—		—	—
941	—	968	269	96		—	—		—	—
125	61	84	466	71		173	237		127	57
—	—	—	—	—		—	2		161	1,144
2,327	2,666	4,605	47,947	892		46,669	420		350,951	37,614
1,663	3,865	2,373	10,419	379		10,096	793		5,536	5,427
—	—	—	—	—		—	—		—	61
10,268	6,020	9,514	36,906	823		43,639	250		81,334	28,761
—	—	—	—	—		—	—		—	—

2,557,411	4,568,949	2,294,800	25,168,920	246,761		11,706,820	46,942		11,272,439	2,226,782

—	—	—	—	—		—	7		3,536	2,677
7,769	2,528	2,737	17,574	—		95,852	3,095		878,407	54,359
3,071	2,088	1,160	19,540	191		10,229	—	*	15,922	536
—	—	—	—	—		—	—		203	18
1,505	1,513	1,084	5,425	137		2,746	21		3,114	935
339	733	427	3,041	42		1,161	2		1,045	341
5	13	4	363	—	*	89	—		25	2
—	—	—	—	—		—	—		—	—
227	2	17	23	13		179	3		31	58

12,916	6,877	5,429	45,966	383		110,256	3,128		902,283	58,926

$2,544,495	$4,562,072	$2,289,371	$25,122,954	$246,378		$11,596,564	$43,814		$10,370,156	$2,167,856

$1,895,230	$3,893,897	$1,951,708	$19,465,023	$220,623		$9,550,714	$46,060		$10,533,462	$2,037,498

—	—	$15,878	—	—		—	—		—	—

$941	—	$968	$269	$96		—	—		—	—

$1,971,986	$4,465,627	$2,508,653	$22,995,254	$215,391		$10,268,396	$44,466		$10,227,823	$2,032,003
5,083	40,384	21,831	196,897	3,751		116,318	172		143,127	27,594
(79,342)	(606,379)	(550,847)	(3,677,745)	3,358		(843,678)	5		(298,843)	(7,025)
646,768	662,440	309,734	5,608,548	23,878		2,055,528	(829)		298,049	115,284

$2,544,495	$4,562,072	$2,289,371	$25,122,954	$246,378		$11,596,564	$43,814		$10,370,156	$2,167,856

$882,532	$920,928	$180,831	$9,945,114	$38,418		$5,851,146	$29,238		$5,326,096	$497,929
37,676	96,260	17,690	276,718	2,448		342,060	2,999		488,578	40,739
$23.42	$9.57	$10.22	$35.94	$15.69		$17.11	$9.75		$10.90	$12.22
$1,661,963	$3,641,144	$2,108,540	$14,975,812	$207,960		$5,701,783	$14,576		$5,044,060	$1,669,927
71,582	383,837	206,910	419,642	13,303		335,951	1,496		468,013	137,271
$23.22	$9.49	$10.19	$35.69	$15.63		$16.97	$9.75		$10.78	$12.17
—	—	—	$202,028	—		$43,635	—		—	—
—	—	—	5,620	—		2,551	—		—	—
—	—	—	$35.94	—		$17.10	—		—	—
American Funds Insurance Series

Statements of assets & liabilities at June 30, 2011	unaudited (dollars and shares in thousands, except per-share amounts)

			U.S.
	High-		Government/
	Income		AAA-Rated	Cash
	Bond	Mortgage	Securities	Management
	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,984,999	$40,017	$4,050,500	$591,664
Affiliated issuers	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Cash	1,091	156	122	139
Unrealized appreciation on open forward currency contracts	5	—	—	—
Receivables for:
Sales of investments	8,582	11,018	208,774	—
Sales of fund’s shares	244	168	1,445	5
Closed forward currency contracts	—	—	—	—
Dividends and interest	36,547	38	18,625	—
Other assets	—	—	—	—

	2,031,468	51,397	4,279,466	591,808

Liabilities:
Unrealized depreciation on open forward currency contracts	276	—	—	—
Payables for:
Purchases of investments	26,612	26,692	486,869	—
Repurchases of fund’s shares	990	—	2,924	3,948
Closed forward currency contracts	—	—	—	—
Investment advisory services	767	8	1,028	152
Distribution services	243	— *	414	102
Trustees’ deferred compensation	36	—	32	16
Non-U.S. taxes	—	—	—	—
Other	576	1	1	—	*

	29,500	26,701	491,268	4,218

Net assets at June 30, 2011 (total: $113,863,022)	$2,001,968	$24,696	$3,788,198	$587,590

Investment securities, at cost:
Unaffiliated issuers	$1,876,585	$40,071	$3,993,312	$591,640

Affiliated issuers	—	—	—	—

Cash denominated in currencies other than U.S dollars, at cost	—	—	—	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,985,857	$24,597	$3,681,612	$588,668
Undistributed (distributions in excess of) net investment income	71,268	(2)	36,516	(1,103)
(Accumulated) undistributed net realized (loss) gain	(163,306)	155	12,882	1
Net unrealized appreciation (depreciation)	108,149	(54)	57,188	24

Net assets at June 30, 2011	$2,001,968	$24,696	$3,788,198	$587,590

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $40,783,084)	$827,080	$21,235	$1,786,279	$80,722
Shares outstanding	71,448	2,104	142,613	7,093
Net asset value per share	$11.58	$10.09	$12.53	$11.38
Class 2:
Net assets (total: $72,485,751)	$1,153,511	$3,461	$1,979,264	$493,019
Shares outstanding	100,763	343	159,539	43,811
Net asset value per share	$11.45	$10.09	$12.41	$11.25
Class 3:
Net assets (total: $594,187)	$21,377	—	$22,655	$13,849
Shares outstanding	1,845	—	1,808	1,223
Net asset value per share	$11.59	—	$12.53	$11.33

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the six months ended June 30, 2011	unaudited (dollars in thousands)

					Global
	Global		Global		Small
	Discovery		Growth		Capitalization	Growth	International
	Fund		Fund		Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$1,710		$66,210		$23,478	$149,491	$179,704
Interest	41		307		658	1,250	832

	1,751		66,517		24,136	150,741	180,536

Fees and expenses[4]:
Investment advisory services	758		14,642		13,900	45,540	25,255
Distribution services — Class 2	286		5,371		3,909	24,965	8,246
Distribution services — Class 3	—		—		—	211	54
Transfer agent services	—	[5]	—	[5]	— [5]	1	—	[5]
Reports to shareholders	1		161		116	1,025	295
Registration statement and prospectus	1		74		61	377	161
Trustees’ compensation	1		23		17	142	54
Auditing and legal	3		12		15	8	9
Custodian	12		281		386	338	1,237
State and local taxes	3		58		42	299	108
Other	5		16		25	65	26

Total fees and expenses	1,070		20,638		18,471	72,971	35,445

Net investment income (loss)	681		45,879		5,665	77,770	145,091

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[3]	4,490		169,879		102,416	854,671	282,033
Forward currency contracts	—		—		—	—	—
Currency transactions	34		144		(615)	(879)	366

	4,524		170,023		101,801	853,792	282,399

Net unrealized appreciation (depreciation) on:
Investments	8,800		67,547		(85,327)	735,605	25,126
Forward currency contracts	—		—		—	—	—
Currency translations	(7)		(29)		(234)	130	(171)

	8,793		67,518		(85,561)	735,735	24,955

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	13,317		237,541		16,240	1,589,527	307,354

Net increase (decrease) in net assets resulting from operations	$13,998		$283,420		$21,905	$1,667,297	$452,445

See end of Statements of Operations for footnotes.
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the six months ended June 30, 2011

		Blue Chip			International
	New	Income and	Global Growth	Growth-	Growth
	World	Growth	and Income	Income	and Income
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$26,217	$54,729	$40,272	$249,893	$5,022
Interest	7,462	236	2,101	2,785	214

	33,679	54,965	42,373	252,678	5,236

Fees and expenses[4]:
Investment advisory services	9,143	9,271	6,704	33,641	795
Distribution services — Class 2	2,108	4,604	2,656	19,069	244
Distribution services — Class 3	—	—	—	186	—
Transfer agent services	— [5]	— [5]	— [5]	1	— [5]
Reports to shareholders	68	70	32	923	1
Registration statement and prospectus	53	62	21	351	9
Trustees’ compensation	10	18	9	140	1
Auditing and legal	12	2	3	7	1
Custodian	468	17	106	160	31
State and local taxes	26	47	24	263	3
Other	31	6	8	50	5

Total fees and expenses	11,919	14,097	9,563	54,791	1,090

Net investment income (loss)	21,760	40,868	32,810	197,887	4,146

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[3]	42,268	134,577	94,736	469,348	3,436
Forward currency contracts	2	—	—	—	(46)
Currency transactions	316	—	(175)	449	(15)

	42,586	134,577	94,561	469,797	3,375

Net unrealized appreciation (depreciation) on:
Investments	(35,802)	(17,890)	(55,025)	471,375	554
Forward currency contracts	—	—	—	—	5
Currency translations	7	—	—	318	(1)

	(35,795)	(17,890)	(55,025)	471,693	558

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	6,791	116,687	39,536	941,490	3,933

Net increase (decrease) in net assets resulting from operations	$28,551	$157,555	$72,346	$1,139,377	$8,079

[1]	For the period May 2, 2011, commencement of operations, through June 30, 2011.
[2]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[3]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[4]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[5]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars in thousands)

								U.S.
					High-			Government/
Asset		Global		Global	Income			AAA-Rated		Cash
Allocation		Balanced	Bond	Bond	Bond	Mortgage		Securities		Management
Fund		Fund[1]	Fund	Fund	Fund	Fund[1]		Fund		Fund

$83,706		$164	$24	$19	$438	$—		$—		$—
58,128		49	169,640	36,973	79,585	12		45,343		451

141,834		213	169,664	36,992	80,023	12		45,343		451

16,630		36	18,246	5,258	4,620	13		5,950		904
7,162		2	6,263	1,961	1,460	—	[5]	2,433		597
39		—	—	—	21	—		21		11
—	[5]	— [5]	— [5]	— [5]	— [5]	—	[5]	—	[5]	— [5]
399		—	293	27	41	—		68		12
157		—	272	67	20	—		108		3
52		—	43	7	12	—		18		4
4		—	3	2	2	—		2		1
62		1	98	183	5	—	[5]	4		1
117		—	104	19	21	—		37		6
19		2	14	5	3	1		4		1

24,641		41	25,336	7,529	6,205	14		8,645		1,540

117,193		172	144,328	29,463	73,818	(2)		36,698		(1,089)

267,008		(31)	38,140	9,416	36,640	155		13,835		1
—		4	(18,941)	(10,844)	(1,333)	—		—		—
104		32	826	(12)	83	—		—		—

267,112		5	20,025	(1,440)	35,390	155		13,835		1

212,658		(820)	100,161	59,127	(18,854)	(54)		24,965		11
—		(5)	(2,517)	(2,746)	(128)	—		—		—
(33)		(4)	455	437	7	—		—		—

212,625		(829)	98,099	56,818	(18,975)	(54)		24,965		11

479,737		(824)	118,124	55,378	16,415	101		38,800		12

$596,930		$(652)	$262,452	$84,841	$90,233	$99		$75,498		$(1,077)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011[1]	2010	2011[1]	2010	2011[1]	2010

Operations:
Net investment income (loss)	$681	$1,450	$45,879	$68,397	$5,665	$17,002
Net realized gain (loss) on investments, forward currency contracts and currency transactions	4,524	5,186	170,023	107,092	101,801	196,320
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	8,793	15,161	67,518	408,007	(85,561)	510,037

Net increase (decrease) in net assets resulting from operations	13,998	21,797	283,420	583,496	21,905	723,359

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(23)	(216)	(4,602)	(19,112)	(10,982)	(12,806)
Class 2	(163)	(1,057)	(12,691)	(59,393)	(37,852)	(48,449)
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(186)	(1,273)	(17,293)	(78,505)	(48,834)	(61,255)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(186)	(1,273)	(17,293)	(78,505)	(48,834)	(61,255)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	3,454	2,700	163,863	168,608	130,056	178,618
Proceeds from reinvestment of dividends and distributions	23	216	4,602	19,112	10,982	12,806
Cost of shares repurchased	(2,475)	(5,109)	(73,308)	(111,278)	(68,338)	(107,308)

Net increase (decrease) from Class 1 transactions	1,002	(2,193)	95,157	76,442	72,700	84,116

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	20,097	33,925	53,982	196,550	79,573	236,754
Proceeds from reinvestment of dividends and distributions	163	1,057	12,691	59,393	37,852	48,449
Cost of shares repurchased	(14,931)	(28,371)	(322,505)	(439,951)	(207,727)	(306,103)

Net increase (decrease) from Class 2 transactions	5,329	6,611	(255,832)	(184,008)	(90,302)	(20,900)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net (decrease) increase from Class 3 transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	6,331	4,418	(160,675)	(107,566)	(17,602)	63,216

Total increase (decrease) in net assets	20,143	24,942	105,452	397,425	(44,531)	725,320
Net assets:
Beginning of period	247,560	222,618	5,534,720	5,137,295	4,006,925	3,281,605

End of period	$267,703	$247,560	$5,640,172	$5,534,720	$3,962,394	$4,006,925

Undistributed (distributions in excess of) net investment income	$681	$186	$29,943	$1,357	$(55,247)	$(12,078)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	272	236	7,331	8,513	5,963	9,226
Shares issued on reinvestment of dividends and distributions	2	18	212	925	530	673
Shares repurchased	(196)	(463)	(3,259)	(5,588)	(3,126)	(5,681)

Net increase (decrease) in shares outstanding	78	(209)	4,284	3,850	3,367	4,218

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	1,587	2,989	2,435	10,150	3,699	12,618
Shares issued on reinvestment of dividends and distributions	13	88	587	2,903	1,855	2,625
Shares repurchased	(1,175)	(2,585)	(14,495)	(22,732)	(9,708)	(16,786)

Net increase (decrease) in shares outstanding	425	492	(11,473)	(9,679)	(4,154)	(1,543)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net (decrease) increase in shares outstanding	—	—	—	—	—	—

See end of Statements of Changes in Net Assets for footnotes.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

						Blue Chip Income		Global Growth
Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund
Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2011[1]	2010	2011[1]	2010	2011[1]	2010	2011[1]	2010	2011[1]	2010

$77,770	$210,636	$145,091	$142,919	$21,760	$33,410	$40,868	$73,478	$32,810	$48,658

853,792	17,254	282,399	(41,043)	42,586	40,631	134,577	95,436	94,561	(6,102)

735,735	4,271,767	24,955	588,042	(35,795)	284,290	(17,890)	306,280	(55,025)	196,773

1,667,297	4,499,657	452,445	689,918	28,551	358,331	157,555	475,194	72,346	239,329

(27,103)	(69,058)	(11,483)	(72,483)	(4,833)	(11,697)	(2,923)	(11,550)	(1,086)	(4,464)
(55,691)	(130,885)	(17,117)	(127,233)	(8,590)	(24,674)	(10,369)	(59,444)	(11,959)	(51,180)
(676)	(1,652)	(161)	(1,222)	—	—	—	—	—	—

(83,470)	(201,595)	(28,761)	(200,938)	(13,423)	(36,371)	(13,292)	(70,994)	(13,045)	(55,644)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(83,470)	(201,595)	(28,761)	(200,938)	(13,423)	(36,371)	(13,292)	(70,994)	(13,045)	(55,644)

—	—	—	—	—	—	—	—	—	—
1,118,386	995,029	389,428	729,575	154,710	246,626	249,388	238,286	14,429	13,258
27,103	69,058	11,483	72,483	4,833	11,697	2,923	11,550	1,086	4,464
(1,330,271)	(818,229)	(231,183)	(341,517)	(57,309)	(75,453)	(29,376)	(41,730)	(9,970)	(20,704)

(184,782)	245,858	169,728	460,541	102,234	182,870	222,935	208,106	5,545	(2,982)

—	—	—	—	—	—	—	—	—	—
200,510	580,610	108,347	440,589	38,679	150,855	44,848	181,120	40,961	142,223
55,691	130,885	17,117	127,233	8,590	24,674	10,369	59,444	11,959	51,180
(1,538,850)	(2,078,003)	(475,988)	(671,643)	(133,560)	(159,071)	(211,723)	(253,803)	(129,313)	(184,508)

(1,282,649)	(1,366,508)	(350,524)	(103,821)	(86,291)	16,458	(156,506)	(13,239)	(76,393)	8,895

1,777	1,539	526	581	—	—	—	—	—	—
676	1,652	161	1,222	—	—	—	—	—	—
(15,718)	(38,101)	(4,605)	(11,636)	—	—	—	—	—	—

(13,265)	(34,910)	(3,918)	(9,833)	—	—	—	—	—	—

(1,480,696)	(1,155,560)	(184,714)	346,887	15,943	199,328	66,429	194,867	(70,848)	5,913

103,131	3,142,502	238,970	835,867	31,071	521,288	210,692	599,067	(11,547)	189,598

28,138,584	24,996,082	10,165,956	9,330,089	2,513,424	1,992,136	4,351,380	3,752,313	2,300,918	2,111,320

$28,241,715	$28,138,584	$10,404,926	$10,165,956	$2,544,495	$2,513,424	$4,562,072	$4,351,380	$2,289,371	$2,300,918

$49,882	$55,582	$86,652	$(29,678)	$5,083	$(3,254)	$40,384	$12,808	$21,831	$2,066

—	—	—	—	—	—	—	—	—	—
19,860	20,478	20,830	43,513	6,645	11,486	26,114	27,726	1,413	1,425
492	1,317	633	4,232	213	529	314	1,277	110	471
(23,573)	(16,869)	(12,434)	(20,349)	(2,462)	(3,665)	(3,069)	(4,849)	(978)	(2,312)

(3,221)	4,926	9,029	27,396	4,396	8,350	23,359	24,154	545	(416)

—	—	—	—	—	—	—	—	—	—
3,515	12,106	5,885	26,435	1,678	7,157	4,735	21,403	4,037	15,511
1,020	2,527	947	7,486	382	1,135	1,123	6,645	1,212	5,411
(27,119)	(43,362)	(25,690)	(40,562)	(5,787)	(8,033)	(22,387)	(30,000)	(12,709)	(20,424)

(22,584)	(28,729)	(18,858)	(6,641)	(3,727)	259	(16,529)	(1,952)	(7,460)	498

31	31	29	35	—	—	—	—	—	—
13	32	9	72	—	—	—	—	—	—
(275)	(792)	(247)	(701)	—	—	—	—	—	—

(231)	(729)	(209)	(594)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

			International Growth
	Growth-Income Fund		and Income Fund		Asset Allocation Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 [1]	2010	2011 [1]	2010	2011 [1]	2010

Operations:
Net investment income (loss)	$197,887	$388,541	$4,146	$4,018	$117,193	$218,655
Net realized gain (loss) on investments, forward currency contracts and currency transactions	469,797	(964,931)	3,375	5,977	267,112	13,845
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	471,693	3,325,354	558	5,143	212,625	992,916

Net increase (decrease) in net assets resulting from operations	1,139,377	2,748,964	8,079	15,138	596,930	1,225,416

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(32,097)	(147,491)	(29)	(670)	(23,381)	(105,937)
Class 2	(41,613)	(231,495)	(131)	(3,427)	(20,838)	(106,195)
Class 3	(590)	(3,023)	—	—	(164)	(837)

Total dividends from net investment income	(74,300)	(382,009)	(160)	(4,097)	(44,383)	(212,969)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	(56)	(269)	—	—
Class 2	—	—	(302)	(1,448)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(203)	(535)	—	—
Class 2	—	—	(1,104)	(2,988)	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	(1,665)	(5,240)	—	—

Total dividends and distributions paid to shareholders	(74,300)	(382,009)	(1,825)	(9,337)	(44,383)	(212,969)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	1,773,009	1,414,619	7,222	6,188	501,310	799,855
Proceeds from reinvestment of dividends and distributions	32,097	147,491	288	1,474	23,381	105,937
Cost of shares repurchased	(1,629,446)	(1,185,744)	(2,129)	(3,525)	(177,811)	(294,163)

Net increase (decrease) from Class 1 transactions	175,660	376,366	5,381	4,137	346,880	611,629

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	119,336	434,546	27,532	74,639	97,129	169,301
Proceeds from reinvestment of dividends and distributions	41,613	231,495	1,537	7,863	20,838	106,195
Cost of shares repurchased	(2,510,357)	(1,713,835)	(6,369)	(7,129)	(386,848)	(659,114)

Net increase (decrease) from Class 2 transactions	(2,349,408)	(1,047,794)	22,700	75,373	(268,881)	(383,618)

Class 3:
Proceeds from shares sold	504	407	—	—	899	1,694
Proceeds from reinvestment of dividends and distributions	590	3,023	—	—	164	837
Cost of shares repurchased	(16,297)	(38,822)	—	—	(3,275)	(6,363)

Net (decrease) increase from Class 3 transactions	(15,203)	(35,392)	—	—	(2,212)	(3,832)

Net increase (decrease) in net assets resulting from capital share transactions	(2,188,951)	(706,820)	28,081	79,510	75,787	224,179

Total increase (decrease) in net assets	(1,123,874)	1,660,135	34,335	85,311	628,334	1,236,626
Net assets:
Beginning of period	26,246,828	24,586,693	212,043	126,732	10,968,230	9,731,604

End of period	$25,122,954	$26,246,828	$246,378	$212,043	$11,596,564	$10,968,230

Undistributed (distributions in excess of) net investment income	$196,897	$73,310	$3,751	$(235)	$116,318	$43,508

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	50,555	44,685	460	417	29,636	52,906
Shares issued on reinvestment of dividends and distributions	923	4,414	19	98	1,402	6,673
Shares repurchased	(46,629)	(36,772)	(139)	(252)	(10,529)	(19,549)

Net increase (decrease) in shares outstanding	4,849	12,327	340	263	20,509	40,030

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	3,373	13,927	1,776	5,142	5,800	11,268
Shares issued on reinvestment of dividends and distributions	1,205	6,983	102	524	1,260	6,747
Shares repurchased	(71,587)	(54,413)	(399)	(501)	(23,028)	(44,133)

Net increase (decrease) in shares outstanding	(67,009)	(33,503)	1,479	5,165	(15,968)	(26,118)

Class 3:
Shares sold	14	13	—	—	53	112
Shares issued on reinvestment of dividends and distributions	17	90	—	—	10	53
Shares repurchased	(459)	(1,230)	—	—	(194)	(420)

Net (decrease) increase in shares outstanding	(428)	(1,127)	—	—	(131)	(255)

See end of Statements of Changes in Net Assets for footnotes.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

Global Balanced Fund	Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Period ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Period ended
June 30,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
20111,[2]	2011[1]	2010	2011[1]	2010	2011[1]	2010	20111,[2]

$172	$144,328	$268,247	$29,463	$51,216	$73,818	$143,466	$(2)
5	20,025	218,712	(1,440)	13,242	35,390	22,951	155
(829)	98,099	82,335	56,818	13,306	(18,975)	87,663	(54)

(652)	262,452	569,294	84,841	77,764	90,233	254,080	99

—	(26,278)	(146,872)	(2,438)	(9,092)	(10,557)	(55,554)	—
—	(22,923)	(153,261)	(7,702)	(42,020)	(14,424)	(82,568)	—
—	—	—	—	—	(266)	(1,669)	—

—	(49,201)	(300,133)	(10,140)	(51,112)	(25,247)	(139,791)	—

—	—	—	(197)	—	—	—	—
—	—	—	(676)	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	(2,360)	—	—	—	—
—	—	—	(8,107)	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	(11,340)	—	—	—	—

—	(49,201)	(300,133)	(21,480)	(51,112)	(25,247)	(139,791)	—

29,990	—	—	—	—	—	—	9,990
—	639,592	1,180,204	170,176	171,837	70,454	206,426	11,140
—	26,278	146,872	4,995	9,092	10,557	55,554	—
—	(216,675)	(453,635)	(14,550)	(20,645)	(49,263)	(171,268)	(8)

29,990	449,195	873,441	160,621	160,284	31,748	90,712	21,122

10	—	—	—	—	—	—	10
14,467	160,100	569,256	178,728	314,902	57,805	137,965	3,465
—	22,923	153,261	16,485	42,020	14,424	82,568	—
(1)	(317,467)	(433,110)	(73,113)	(86,900)	(98,210)	(211,243)	—[3]

14,476	(134,444)	289,407	122,100	270,022	(25,981)	9,290	3,475

—	—	—	—	—	1,775	6,160	—
—	—	—	—	—	266	1,669	—
—	—	—	—	—	(4,562)	(9,925)	—

—	—	—	—	—	(2,521)	(2,096)	—

44,466	314,751	1,162,848	282,721	430,306	3,246	97,906	24,597

43,814	528,002	1,432,009	346,082	456,958	68,232	212,195	24,696

—	9,842,154	8,410,145	1,821,774	1,364,816	1,933,736	1,721,541	—
$43,814	$10,370,156	$9,842,154	$2,167,856	$1,821,774	$2,001,968	$1,933,736	$24,696

$172	$143,127	$48,000	$27,594	$8,271	$71,268	$22,697	$(2)

2,999	—	—	—	—	—	—	999
—	59,318	109,614	14,053	14,447	6,069	18,595	1,106
—	2,400	13,882	409	783	917	5,027	—
—	(20,072)	(41,890)	(1,204)	(1,747)	(4,240)	(15,457)	(1)

2,999	41,646	81,606	13,258	13,483	2,746	8,165	2,104

1	—	—	—	—	—	—	1
1,495	15,045	53,423	14,852	26,666	5,044	12,555	342
—	2,117	14,637	1,357	3,636	1,268	7,554	—
—[3]	(29,786)	(40,594)	(6,056)	(7,466)	(8,533)	(19,369)	—[3]

1,496	(12,624)	27,466	10,153	22,836	(2,221)	740	343

—	—	—	—	—	154	555	—
—	—	—	—	—	23	151	—
—	—	—	—	—	(393)	(901)	—

—	—	—	—	—	(216)	(195)	—

American Funds Insurance Series

Statements of changes in net assets	(dollars and shares in thousands)

	U.S. Government/
	AAA-Rated Securities Fund		Cash Management Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2011[1]	2010	2011[1]	2010
Operations:
Net investment income (loss)	$36,698	$59,630	$(1,089)	$(2,570)
Net realized gain (loss) on investments, forward currency contracts and currency transactions	13,835	93,210	1	—
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	24,965	8,856	11	27

Net increase (decrease) in net assets resulting from operations	75,498	161,696	(1,077)	(2,543)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(4,982)	(28,379)	—	—
Class 2	(4,842)	(34,314)	—	—
Class 3	(55)	(478)	—	—

Total dividends from net investment income	(9,879)	(63,171)	—	—

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(26,153)	(5,703)	—	—
Class 2	(29,522)	(8,206)	—	—
Class 3	(336)	(128)	—	—
Long-term net realized gains:
Class 1	(15,498)	—	—	—
Class 2	(17,494)	—	—	—
Class 3	(200)	—	—	—

Total distributions from net realized gain on investments	(89,203)	(14,037)	—	—

Total dividends and distributions paid to shareholders	(99,082)	(77,208)	—	—

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	314,117	550,594	20,964	43,975
Proceeds from reinvestment of dividends and distributions	46,633	34,082	—	—
Cost of shares repurchased	(56,496)	(124,527)	(23,280)	(65,413)

Net increase (decrease) from Class 1 transactions	304,254	460,149	(2,316)	(21,438)

Class 2:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	81,099	416,785	112,972	224,764
Proceeds from reinvestment of dividends and distributions	51,858	42,520	—	—
Cost of shares repurchased	(99,090)	(111,733)	(140,844)	(364,137)

Net increase (decrease) from Class 2 transactions	33,867	347,572	(27,872)	(139,373)

Class 3:
Proceeds from shares sold	822	4,021	7,129	11,110
Proceeds from reinvestment of dividends and distributions	591	606	—	—
Cost of shares repurchased	(4,671)	(6,859)	(6,688)	(15,157)

Net (decrease) increase from Class 3 transactions	(3,258)	(2,232)	441	(4,047)

Net increase (decrease) in net assets resulting from capital share transactions	334,863	805,489	(29,747)	(164,858)

Total increase (decrease) in net assets	311,279	889,977	(30,824)	(167,401)
Net assets:
Beginning of period	3,476,919	2,586,942	618,414	785,815

End of period	$3,788,198	$3,476,919	$587,590	$618,414

Undistributed (distributions in excess of) net investment income	$36,516	$9,697	$(1,103)	$(14)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	24,869	43,646	1,842	3,858
Shares issued on reinvestment of dividends and distributions	3,704	2,725	—	—
Shares repurchased	(4,448)	(9,893)	(2,045)	(5,740)

Net increase (decrease) in shares outstanding	24,125	36,478	(203)	(1,882)

Class 2:
Shares issued from initial capitalization	—	—	—	—
Shares sold	6,481	33,195	10,029	19,889
Shares issued on reinvestment of dividends and distributions	4,155	3,427	—	—
Shares repurchased	(7,923)	(8,930)	(12,501)	(32,228)

Net increase (decrease) in shares outstanding	2,713	27,692	(2,472)	(12,339)

Class 3:
Shares sold	65	318	629	978
Shares issued on reinvestment of dividends and distributions	47	48	—	—
Shares repurchased	(371)	(542)	(590)	(1,334)

Net (decrease) increase in shares outstanding	(259)	(176)	39	(356)

[1]	Unaudited.

[2]	For the period May 2, 2011, commencement of operations, through June 30, 2011.

[3]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

Notes to financial statements	unaudited
1. Organization
American Funds Insurance Series (the “Series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2011 or 2012; however, the Series reserves the right to delay the implementation.
The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.
Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.
New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.
Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.
Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.
International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.
Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.
Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.
Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.
High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.
Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.
American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
2. Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.
Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
3. Valuation
The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine the net asset values of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
American Funds Insurance Series

Methods and inputs — The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Insurance Series

Classifications — The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2011, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the six months ended June 30, 2011 (dollars in thousands):

Global Discovery Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$52,758	$9,893	*	$—	$62,651
Health care	40,322	1,970	*	—	42,292
Financials	12,497	23,068	*	—	35,565
Consumer discretionary	25,728	8,788	*	—	34,516
Industrials	10,213	7,041	*	—	17,254
Utilities	—	10,773	*	—	10,773
Telecommunication services	4,163	1,765	*	—	5,928
Materials	1,813	2,540	*	—	4,353
Energy	2,333	—		—	2,333
Consumer staples	703	—		—	703
Miscellaneous	8,172	4,994	*	—	13,166
Convertible securities	405	731		5,065	6,201
Short-term securities	—	30,496		—	30,496

Total	$159,107	$102,059		$5,065	$266,231

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $70,832,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning		Ending
	value	Unrealized	value at
Level 3 reconciliation	at 1/1/2011	appreciation†	6/30/2011

Investment securities	$2,500	$2,565	$5,065
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:			$2,565

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Growth Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$549,798	$429,605	*	$1,383	$980,786
Financials	290,685	570,747	*	—	861,432
Health care	355,406	293,476	*	—	648,882
Information technology	440,619	177,782	*	—	618,401
Consumer staples	153,207	413,515	*	—	566,722
Industrials	284,973	228,966	*	—	513,939
Energy	255,354	180,508	*	—	435,862
Materials	193,633	103,449	*	—	297,082
Telecommunication services	106,683	138,595	*	—	245,278
Utilities	—	90,708	*	—	90,708
Miscellaneous	27,771	72,295	*	—	100,066
Short-term securities	—	260,483		—	260,483

Total	$2,658,129	$2,960,129		$1,383	$5,619,641

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,699,646,000 of investment securities were classified as Level 2 instead of Level 1.
American Funds Insurance Series

	Beginning		Ending
	value	Unrealized	value at
Level 3 reconciliation	at 1/1/2011	appreciation†	6/30/2011

Investment securities	$1,342	$41	$1,383

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:			$41

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Small Capitalization Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$266,954	$433,958[1]	$33	$700,945
Industrials	167,786	407,344[1]	138	575,268
Information technology	270,902	278,696[1]	329	549,927
Health care	312,016	80,841[1]	—	392,857
Materials	70,995	297,430[1]	6,661	375,086
Energy	208,823	101,284[1]	—	310,107
Financials	144,414	106,676[1]	2,559	253,649
Utilities	6,634	116,899[1]	—	123,533
Consumer staples	15,939	50,966[1]	2,472	69,377
Telecommunication services	53,162	6,171[1]	—	59,333
Miscellaneous	103,024	92,295[1]	—	195,319
Preferred securities	2,916	—	—	2,916
Rights & warrants	1,321	750	—	2,071
Convertible securities	1,620	9,480	1,584	12,684
Short-term securities	—	343,757	—	343,757

Total	$1,626,506	$2,326,547	$13,776	$3,966,829

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,965,563,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Transfers			Net		Ending
Level 3	value	into			realized	Unrealized	value at
reconciliation	at 1/1/2011	Level 3[2]	Purchases	Sales	gain[3]	depreciation[3]	6/30/2011

Investment securities	$5,570	$12,625	$2,494	$(2)	$1	$(6,912)	$13,776

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:							$(6,912)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Growth Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$4,646,712	$773,835[1]	$—	$5,420,547
Information technology	3,715,194	226,478[1]	—	3,941,672
Energy	3,778,629	69,221[1]	61,825	3,909,675
Financials	3,434,776	397,438[1]	34,775	3,866,989
Health care	2,592,778	269,047[1]	25,587	2,887,412
Materials	2,025,073	462,895[1]	—	2,487,968
Industrials	2,076,388	345,112[1]	—	2,421,500
Consumer staples	774,954	204,555[1]	—	979,509
Telecommunication services	367,905	124,987[1]	—	492,892
Utilities	80,667	—	25,646	106,313
Miscellaneous	130,818	122,176[1]	—	252,994
Preferred securities	—	—	8,500	8,500
Convertible securities	—	—	81,038	81,038
Short-term securities	—	1,143,452	—	1,143,452

Total	$23,623,894	$4,139,196	$237,371	$28,000,461

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,899,209,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Transfers				Transfers	Ending
Level 3	value	into			Unrealized	out of	value at
reconciliation	at 1/1/2011	Level 3[2]	Purchases	Sales	appreciation[3]	Level 3[2]	6/30/2011

Investment securities	$192,347	$20,612	$69,823	$(15,830)	$54,088	$(83,669)	$237,371

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:							$54,088

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

[3]	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

International Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$176,543	$1,805,122	*	$—	$1,981,665
Industrials	162,887	1,123,958	*	—	1,286,845
Health care	295,210	925,520	*	—	1,220,730
Consumer discretionary	—	1,100,725	*	7,045	1,107,770
Information technology	149,847	838,621	*	—	988,468
Consumer staples	—	892,464	*	—	892,464
Telecommunication services	240,141	613,729	*	—	853,870
Materials	—	593,689	*	—	593,689
Energy	—	535,541	*	—	535,541
Utilities	—	260,345	*	—	260,345
Miscellaneous	—	224,628	*	—	224,628
Preferred securities	—	5,137		—	5,137
Bonds, notes & other debt instruments	—	10,274		—	10,274
Short-term securities	—	299,188		—	299,188

Total	$1,024,628	$9,228,941		$7,045	$10,260,614

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,914,342,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning		Ending
	value	Unrealized	value at
Level 3 reconciliation	at 1/1/2011	appreciation†	6/30/2011

Investment securities	$6,835	$210	$7,045

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:			$210

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

New World Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$119,108	$290,297	*	—	$409,405
Consumer discretionary	30,644	251,501	*	—	282,145
Financials	41,365	213,948	*	—	255,313
Health care	49,383	153,271	*	—	202,654
Industrials	53,354	143,058	*	—	196,412
Materials	41,292	130,499	*	—	171,791
Information technology	57,784	112,926	*	—	170,710
Energy	60,075	98,524	*	—	158,599
Telecommunication services	50,240	79,327	*	—	129,567
Utilities	—	35,796	*	—	35,796
Miscellaneous	25,899	66,532	*	—	92,431
Rights & warrants	97	63		—	160
Bonds, notes & other debt instruments	—	227,178		—	227,178
Short-term securities	—	209,926		—	209,926

Total	$529,241	$2,012,846		—	$2,542,087

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,572,035,000 of investment securities were classified as Level 2 instead of Level 1.

Blue Chip Income and Growth Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$927,767	$—	—	$927,767
Industrials	597,873	—	—	597,873
Consumer staples	492,257	—	—	492,257
Financials	461,180	—	—	461,180
Health care	438,497	—	—	438,497
Energy	425,756	—	—	425,756
Consumer discretionary	423,332	—	—	423,332
Telecommunication services	233,882	—	—	233,882
Utilities	80,575	—	—	80,575
Materials	66,312	—	—	66,312
Miscellaneous	92,164	—	—	92,164
Convertible securities	45,816	—	—	45,816
Short-term securities	—	270,926	—	270,926

Total	$4,285,411	$270,926	—	$4,556,337

American Funds Insurance Series

Global Growth and Income Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$140,505	$251,144	*	$1,353	$393,002
Consumer discretionary	246,455	62,080	*	—	308,535
Industrials	166,571	103,166	*	—	269,737
Materials	176,681	43,002	*	—	219,683
Consumer staples	79,676	128,718	*	—	208,394
Telecommunication services	84,313	118,469	*	—	202,782
Information technology	112,384	85,946	*	—	198,330
Health care	86,038	65,276	*	—	151,314
Energy	78,555	53,077	*	—	131,632
Utilities	3,804	76,523	*	—	80,327
Convertible securities	—	16,266		832	17,098
Bonds, notes & other debt instruments	—	27,440		—	27,440
Short-term securities	—	68,982		—	68,982

Total	$1,174,982	$1,100,089		$2,185	$2,277,256

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $987,401,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning			Ending
	value		Unrealized	value at
Level 3 reconciliation	at 1/1/2011	Purchases	depreciation†	6/30/2011

Investment securities	$2,789	$9	$(613)	$2,185

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:				$(613)

†	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Growth-Income Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$4,922,187	$192,801	*	—	$5,114,988
Consumer discretionary	3,310,961	147,251	*	—	3,458,212
Industrials	3,341,110	35,362	*	—	3,376,472
Energy	2,269,316	284,701	*	—	2,554,017
Health care	2,282,085	72,549	*	—	2,354,634
Consumer staples	1,888,041	151,585	*	—	2,039,626
Financials	1,727,855	24,502	*	—	1,752,357
Materials	901,435	227,403	*	—	1,128,838
Telecommunication services	898,508	39,198	*	—	937,706
Utilities	302,134	95,396	*	—	397,530
Miscellaneous	282,042	62,468	*	—	344,510
Preferred securities	—	31,307		—	31,307
Rights & warrants	2,821	—		—	2,821
Convertible securities	66,082	12,803		—	78,885
Short-term securities	—	1,501,010		—	1,501,010

Total	$22,194,577	$2,878,336		—	$25,072,913

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,333,216,000 of investment securities were classified as Level 2 instead of Level 1.
American Funds Insurance Series

International Growth and Income Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$3,548	$32,763	*	—	$36,311
Industrials	4,950	29,178	*	—	34,128
Consumer discretionary	3,783	25,982	*	—	29,765
Consumer staples	7,548	18,895	*	—	26,443
Telecommunication services	6,209	19,798	*	—	26,007
Information technology	1,361	21,413	*	—	22,774
Utilities	—	18,526	*	—	18,526
Materials	—	15,879	*	—	15,879
Health care	3,537	5,767	*	—	9,304
Energy	—	9,066	*	—	9,066
Preferred securities	—	253		—	253
Bonds, notes & other debt instruments	—	3,645		—	3,645
Short-term securities	—	12,399		—	12,399

Total	$30,936	$213,564		—	$244,500

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $197,267,000 of investment securities were classified as Level 2 instead of Level 1.

Asset Allocation Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$1,219,279	$—	$—	$1,219,279
Financials	1,026,326	132,006[1]	—	1,158,332
Health care	1,100,581	—	—	1,100,581
Consumer discretionary	981,152	42,103 [1]	—	1,023,255
Materials	775,138	208,403 [1]	—	983,541
Energy	871,071	—	—	871,071
Industrials	804,009	—	48	804,057
Consumer staples	530,742	9,666 [1]	—	540,408
Telecommunication services	222,438	—	—	222,438
Utilities	108,737	—	—	108,737
Miscellaneous	219,146	322,215 [1]	—	541,361
Preferred securities	4,154	—	—	4,154
Rights & warrants	—	1,032	—	1,032
Convertible securities	—	4,185	—	4,185
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	905,426	14,103	919,529
Bonds & notes of U.S. government & government agencies	—	760,107	—	760,107
Mortgage-backed obligations	—	742,092	1,564	743,656
Asset-backed obligations	—	13,387	—	13,387
Bonds & notes of governments outside the U.S.	—	10,491	—	10,491
Short-term securities	—	576,642	—	576,642

Total	$7,862,773	$3,727,755	$15,715	$11,606,243

[1]	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $714,393,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning	Transfers			Net		Transfers	Ending
Level 3	value	into			realized	Unrealized	out of	value at
reconciliation	at 1/1/2011	Level 3[2]	Purchases	Sales	loss[3]	appreciation[3]	Level 3[2]	6/30/2011

Investment securities	$7,162	$614	$9,101	$(1,111)	$(537)	$532	$(46)	$15,715

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:								$(501)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Global Balanced Fund
Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Industrials	$1,195	$1,811	*	—	$3,006
Information technology	1,349	1,195	*	—	2,544
Consumer discretionary	1,626	882	*	—	2,508
Financials	962	1,443	*	—	2,405
Consumer staples	860	1,484	*	—	2,344
Health care	1,425	566	*	—	1,991
Telecommunication services	972	966	*	—	1,938
Energy	1,232	670	*	—	1,902
Materials	1,101	573	*	—	1,674
Utilities	—	798	*	—	798
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	7,556		—	7,556
Corporate bonds & notes	—	3,122		—	3,122
Bonds & notes of U.S. government	—	1,670		—	1,670
Mortgage-backed obligations	—	1,544		—	1,544
Short-term securities	—	10,238		—	10,238

Total	$10,722	$34,518		—	$45,240

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,388,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$2	—	$2
Unrealized depreciation on open forward currency contracts	—	(7)	—	(7)

Total	—	$(5)	—	$(5)

†	Forward currency contracts are not included in the investment portfolio.

Bond Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,491,224	$2,051	$3,493,275
Bonds & notes of U.S. government & government agencies	—	3,079,432	—	3,079,432
Corporate bonds & notes	—	904,863	—	904,863
Bonds & notes of governments & government agencies outside the U.S.	—	682,520	—	682,520
Other	—	1,576,854	3,081	1,579,935
Preferred securities	1,035	27,128	—	28,163
Common stocks	—	1	800	801
Rights & warrants	—	278	—	278
Short-term securities	—	1,065,063	—	1,065,063

Total	$1,035	$10,827,363	$5,932	$10,834,330

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$161	—	$161
Unrealized depreciation on open forward currency contracts	—	(3,536)	—	(3,536)

Total	—	$(3,375)	—	$(3,375)

[1]	Forward currency contracts are not included in the investment portfolio.

	Beginning	Transfers			Net		Transfers	Ending
Level 3	value	into			realized	Unrealized	out of	value at
reconciliation	at 1/1/2011	Level 3 [2]	Purchases	Sales	loss[3]	depreciation[3]	Level 3 [2]	6/30/2011

Investment securities	$2,934	$1,781	$3,050	$(1,671)	$(30)	$(46)	$(86)	$5,932

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:								$34

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

[3]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Global Bond Fund
Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$476,890	$—	$476,890
Japanese yen	—	191,319	—	191,319
South Korean won	—	83,378	—	83,378
Malaysian ringgits	—	76,744	—	76,744
Polish zloty	—	63,551	—	63,551
Mexican pesos	—	48,254	—	48,254
British pounds	—	47,292	—	47,292
Canadian dollars	—	43,331	—	43,331
Swedish kronor	—	32,086	—	32,086
U.S. dollars	—	790,246	1,290	791,536
Other currencies	—	176,395	—	176,395
Preferred securities	549	1,252	—	1,801
Common stocks	197	—	—	197
Rights & warrants	—	9	—	9
Short-term securities	—	120,935	—	120,935

Total	$746	$2,151,682	$1,290	$2,153,718

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$1,144	—	$1,144
Unrealized depreciation on open forward currency contracts	—	(2,677)	—	(2,677)

Total	—	$(1,533)	—	$(1,533)

*	Forward currency contracts are not included in the investment portfolio.

	Beginning			Ending
	value		Unrealized	value at
Level 3 reconciliation	at 1/1/2011	Purchases	appreciation†	6/30/2011

Investment securities	$872	$406	$12	$1,290

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)†:				$12

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

High-Income Bond Fund Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,808,842	$28,719	$1,837,561
Other	—	10,076	—	10,076
Convertible securities	—	10,670	—	10,670
Preferred securities	2,725	33,888	1,782	38,395
Common stocks	12,679	—	1,442	14,121
Rights & warrants	—	575	—	575
Short-term securities	—	73,601	—	73,601

Total	$15,404	$1,937,652	$31,943	$1,984,999

	Level 1	Level 2	Level 3	Total

Forward currency contracts[1]:
Unrealized appreciation on open forward currency contracts	—	$5	—	$5
Unrealized depreciation on open forward currency contracts	—	(276)	—	(276)

Total	—	$(271)	—	$(271)

[1]	Forward currency contracts are not included in the investment portfolio.

	Beginning	Transfers			Net		Transfers	Ending
Level 3	value	into			realized	Unrealized	out of	value at
reconciliation	at 1/1/2011	Level 3[2]	Purchases	Sales	gain[3]	depreciation[3]	Level 3[2]	6/30/2011

Investment securities	$15,440	$39	$17,590	$(288)	$5	$(741)	$(102)	$31,943

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2011 (dollars in thousands)[3]:								$(728)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.
Mortgage Fund
At June 30, 2011, all of the fund’s investment securities were classified as Level 2.

	Level 1	Level 2	Level 3	Total

U.S. Government/AAA-Rated Securities Fund
Level classification
Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$1,589,800	$698	$1,590,498
U.S. Treasury bonds & notes	—	1,160,905	—	1,160,905
Federal agency bonds & notes	—	522,732	—	522,732
Other	—	13,271	—	13,271
Short-term securities	—	763,094	—	763,094

Total	—	$4,049,802	$698	$4,050,500

	Beginning	Transfers		Ending
	value	into		value at
Level 3 reconciliation	at 1/1/2011	Level 3*	Sales	6/30/2011

Investment securities	$—	$736	$(38)	$698

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
Cash Management Fund
At June 30, 2011, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series

4. Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.
Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.
Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invests.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.
Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.
Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.
Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.
American Funds Insurance Series

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.
Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.
Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.
Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2011, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
American Funds Insurance Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.
The funds are not subject to examination by state tax authorities for tax years before 2006. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.
The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2004; Growth Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; and Growth-Income Fund for the tax years before 2010. All other funds are not subject to examination by tax authorities outside the U.S.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the tables on the following pages, 12 funds had capital loss carryforwards available at December 31, 2010. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
The components of distributable earnings on a tax basis are reported as of December 31, 2010, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2011.
American Funds Insurance Series

Additional tax basis disclosures are as follows:

					(dollars in thousands)
	Global	Global	Global Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2010:
Undistributed ordinary income	$187	$17,119	$48,757	$83,082	$28,328	$13,408
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(444)	(236)	(685)	(4,442)	(35)
Capital loss carryforwards:
Expiring 2016	—	(109,173)	—	(1,280,904)	—	—
Expiring 2017	(25,887)	(752,750)	(420,553)	(3,348,190)	(1,185,778)	(121,926)
Expiring 2018	—	—	—	(12,099)	(84,503)	—

	$(25,887)	$(861,923)	$(420,553)	$(4,641,193)	$(1,270,281)	$(121,926)

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$50,458	$1,538,535	$1,040,032	$8,853,034	$2,381,583	$681,858
Gross unrealized depreciation on investment securities	(10,025)	(96,835)	(278,218)	(619,227)	(347,226)	(51,898)

Net unrealized appreciation on investment securities	$40,433	$1,441,700	$761,814	$8,233,807	$2,034,357	$629,960

Cost of investment securities	$225,798	$4,177,941	$3,205,015	$19,766,654	$8,226,257	$1,912,127

					(dollars in thousands)
	Blue Chip	Global		International
	Income	Growth	Growth-	Growth	Asset	Global
	and Growth	and Income	Income	and Income	Allocation	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund†

As of December 31, 2010:
Undistributed ordinary income	$12,817	$13,034	$73,924	$512	$44,144	—
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(230)	—	—	—	—
Undistributed long-term capital gain	—	—	—	1,294	—	—
Post-October capital loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(6,282)	—	—	—	—
Capital loss carryforwards:
Expiring 2016	(234,455)	(116,550)	(691,368)	—	(400,076)	—
Expiring 2017	(495,895)	(526,741)	(2,423,213)	—	(649,787)	—
Expiring 2018	—	(298)	(1,026,621)	—	(36,541)	—

	$(730,350)	$(643,589)	$(4,141,202)	—	$(1,086,404)	—

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$855,956	$432,798	$6,396,273	$32,737	$2,146,130	$180
Gross unrealized depreciation on investment securities	(204,120)	(129,399)	(795,433)	(9,185)	(116,100)	(1,000)

Net unrealized appreciation (depreciation) on investment securities	$651,836	$303,399	$5,600,840	$23,552	$2,030,030	$(820)

Cost of investment securities	$3,904,501	$1,973,857	$19,472,073	$220,948	$9,576,213	$46,060

See end of table for footnotes.
American Funds Insurance Series

						(dollars in thousands)
					U.S. Government/
			High-		AAA-Rated	Cash
	Bond	Global Bond	Income Bond	Mortgage	Securities	Management
	Fund	Fund	Fund	Fund+	Fund	Fund

As of December 31, 2010:
Undistributed ordinary income	$48,666	$10,948	$25,096	—	$65,549	—
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(274)	—	—	—	—
Undistributed long-term capital gain	—	10,148	—	—	33,152	—
Post-October capital loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(4,155)	—	—	—	—
Capital loss carryforwards:
Expiring 2011	—	—	(35,517)	—	—	—
Expiring 2016	—	—	(47,291)	—	—	—
Expiring 2017	(313,418)	—	(113,685)	—	—	—

	$(313,418)	—	$(196,493)	—	—	—

As of June 30, 2011:
Gross unrealized appreciation on investment securities	$326,829	$122,733	$122,380	$1	$68,560	$25
Gross unrealized depreciation on investment securities	(32,690)	(7,421)	(18,519)	(55)	(12,080)	(1)

Net unrealized appreciation (depreciation) on investment securities	$294,139	$115,312	$103,861	$(54)	$56,480	$24

Cost of investment securities	$10,540,191	$2,038,406	$1,881,138	$40,071	$3,994,020	$591,640

*	These deferrals are considered incurred in the subsequent year.

†	For the period May 2, 2011, commencement of operations, through June 30, 2011.
6. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.
Investment advisory services — The aggregate fee of $211,306,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					Annualized rates for
	Rates		Net asset level (in billions)		the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	June 30, 2011

Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.52
Global Small Capitalization Fund	.800	.635	.6	5.0	.70
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.58
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66	*
Bond Fund	.480	.330	.6	8.0	.36
Global Bond Fund	.570	.500	1.0	1.0	.54
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42	*
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

*	Annualized rates based on activity during the period May 2, 2011, commencement of operations, through June 30, 2011.
American Funds Insurance Series

Distribution services — The Series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the six months ended June 30, 2011, distribution expenses under the plans for the Series aggregated $91,336,000 for Class 2 and $543,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2011, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)
		Increase in value
Fund	Current fees	of deferred amounts

Global Discovery Fund	$1	$—	*
Global Growth Fund	21	2
Global Small Capitalization Fund	16	1
Growth Fund	108	34
International Fund	39	15
New World Fund	9	1
Blue Chip Income and Growth Fund	17	1
Global Growth and Income Fund	9	—	*
Growth-Income Fund	100	40
International Growth and Income Fund	1	—	*
Asset Allocation Fund	42	10
Global Balanced Fund	—	—
Bond Fund	40	3
Global Bond Fund	7	—	*
High-Income Bond Fund	8	4
Mortgage Fund	—	—
U.S. Government/AAA-Rated Securities Fund	14	4
Cash Management Fund	2	2

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.
American Funds Insurance Series

7. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2011:

	(dollars in thousands)
	Global	Global	Global Small			New
	Discovery	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities[1]	$49,264	$800,191	$934,688	$2,859,411	$1,100,804	$321,816
Sales of investment securities[1]	52,415	955,815	861,386	4,222,517	1,291,108	246,382
Non-U.S. taxes paid on dividend income	122	6,012	1,498	5,669	19,347	2,336
Non-U.S. taxes paid on interest income	—	—	1	—	1	52
Non-U.S. taxes paid (refunded) on realized gains	—	—	10	—	(136)	133
Non-U.S. taxes provided on unrealized gains as of June 30, 2011	—	—	—	70	2,405	148
Dividends from affiliated issuers	—	—	249	1,157	—	—
Net realized loss from affiliated issuers	—	—	(3,547)	(2,864)	—	—

	(dollars in thousands)
	Blue Chip	Global		International
	Income	Growth	Growth-	Growth	Asset	Global
	and Growth	and Income	Income	and Income	Allocation	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund[2]

Purchases of investment securities[1]	$686,919	$389,400	$2,464,427	$70,578	$2,165,756	$35,944
Sales of investment securities[1]	627,824	413,180	3,988,796	37,313	2,364,741	1,748
Non-U.S. taxes paid on dividend income	613	3,169	4,616	422	1,453	15
Non-U.S. taxes paid on interest income	—	—	—	—	—	1
Non-U.S. taxes paid on realized gains	—	—	—3	16	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2011	—	—	—	8	—	—
Dividends from affiliated issuers	—	329	—	—	—	—

	(dollars in thousands)
					U.S. Government/
			High-		AAA-Rated
	Bond	Global Bond	Income Bond	Mortgage	Securities
	Fund	Fund	Fund	Fund[2]	Fund

Purchases of investment securities[1]	$4,905,543	$876,637	$665,811	$41,001	$2,193,456
Sales of investment securities[1]	4,311,131	599,919	566,713	23,499	1,903,020
Non-U.S. taxes paid on interest income	9	154	—3	—	—

[1]	Excludes short-term securities and U.S. government obligations, if any.

[2]	For the period May 2, 2011, commencement of operations, through June 30, 2011.

[3]	Amount less than one thousand.
8. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
American Funds Insurance Series

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2011, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies, as shown on the following tables. As of June 30, 2011, New World Fund and International Growth and Income Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund, except Global Bond Fund, over the prior 12-month period. The average notional amount of open forward currency contracts for Global Bond Fund was $227,026,000 over the prior 12-month period.

						(amounts in thousands)

						Unrealized
						(depreciation)
			Contract amount			appreciation at
	Settlement date	Counterparty	Receive	Deliver		6/30/2011

Global Balanced Fund
Purchases:
Japanese yen	7/13/2011	Barclays Bank PLC	¥6,934		$87	$(1)
Sales:
Euros	7/13/2011	UBS AG	¥5,818		€50	$— *
Euros	7/13/2011	UBS AG	¥17,640		€150	2
Euros	7/20/2011	JPMorgan Chase	$211		€150	(6)

						$(4)

Forward currency contracts — net						$(5)

Bond Fund
Sales:
Danish kroner	7/18/2011	UBS AG	$17,281	DKr	90,960	$(396)
Danish kroner	7/28/2011	Citibank	$15,863	DKr	83,500	(360)
Euros	7/12/2011	JPMorgan Chase	$27,921		€19,150	159
Euros	7/13/2011	HSBC Bank	$11,471		€7,930	1
Euros	7/13/2011	Barclays Bank PLC	$6,772		€4,670	1
Euros	7/13/2011	Barclays Bank PLC	$31,550		€21,940	(256)
Euros	7/14/2011	Barclays Bank PLC	$2,141		€1,482	(7)
Euros	7/18/2011	Bank of New York Mellon	$7,234		€5,000	(14)
Euros	7/18/2011	Barclays Bank PLC	$3,082		€2,130	(5)
Euros	7/27/2011	Barclays Bank PLC	$2,309		€1,625	(45)
Euros	7/27/2011	UBS AG	$23,861		€16,570	(150)
Euros	7/28/2011	UBS AG	$32,449		€22,900	(732)
Euros	7/29/2011	Bank of New York Mellon	$2,696		€1,900	(57)
Malaysian ringgits	7/29/2011	JPMorgan Chase	$17,591	MYR	54,000	(252)
South Korean won	7/29/2011	JPMorgan Chase	$60,944	KRW	66,344,000	(1,081)
Swedish kronor	7/29/2011	Barclays Bank PLC	$9,189	SKr	59,368	(181)

						$(3,375)

See end of table for footnote.
American Funds Insurance Series

							(amounts in thousands)

							Unrealized
							appreciation
			Contract amount				(depreciation) at
	Settlement date	Counterparty	Receive		Deliver		6/30/2011

Global Bond Fund
Purchases:
Australian dollars	7/27/2011	UBS AG	A $	8,908		$9,298	$222
Australian dollars	7/29/2011	Barclays Bank PLC	A $	2,333		$2,427	66
Japanese yen	7/15/2011	JPMorgan Chase		¥863,583		$10,765	(37)
Japanese yen	7/19/2011	Bank of New York Mellon		¥2,444,871		$30,221	151
Japanese yen	7/20/2011	HSBC Bank		¥2,110,554		$26,137	66
Japanese yen	7/27/2011	UBS AG		¥1,381,743		$17,143	23
Japanese yen	7/29/2011	Barclays Bank PLC		¥1,049,507		$12,973	66
Japanese yen	7/29/2011	Citibank		¥1,001,752		$12,339	106
Singapore dollars	7/27/2011	UBS AG		S $18,062		$14,586	119

							$782

Sales:
British pounds	7/27/2011	UBS AG		€7,508		£6,660	$195
Danish kroner	7/28/2011	Citibank		$12,824	DKr	67,500	(291)
Euros	7/8/2011	HSBC Bank		$729		€500	4
Euros	7/8/2011	Citibank		¥508,646		€4,360	(3)
Euros	7/12/2011	JPMorgan Chase		$13,246		€9,085	75
Euros	7/13/2011	Barclays Bank PLC		$6,398		€4,380	48
Euros	7/13/2011	Citibank		$4,519		€3,130	(19)
Euros	7/13/2011	Barclays Bank PLC		$12,194		€8,410	3
Euros	7/13/2011	HSBC Bank		$4,318		€2,990	— *
Euros	7/18/2011	JPMorgan Chase		$26,616		€18,400	(54)
Euros	7/18/2011	Barclays Bank PLC		$2,503		€1,730	(4)
Euros	7/18/2011	HSBC Bank		$1,302		€900	(2)
Euros	7/21/2011	Barclays Bank PLC		$12,495		€8,750	(187)
Euros	7/22/2011	Barclays Bank PLC		$9,074		€6,350	(129)
Euros	7/22/2011	HSBC Bank		$8,616		€6,025	(116)
Euros	7/22/2011	JPMorgan Chase		$15,730		€11,000	(212)
Euros	7/27/2011	Barclays Bank PLC		$2,522		€1,775	(50)
Euros	7/27/2011	JPMorgan Chase		$33,994		€24,000	(783)
Euros	7/27/2011	UBS AG		$6,235		€4,330	(39)
Malaysian ringgits	7/29/2011	JPMorgan Chase		$21,826	MYR	67,000	(313)
South Korean won	7/19/2011	JPMorgan Chase		¥1,256,365	KRW	16,900,000	(202)
South Korean won	7/29/2011	JPMorgan Chase		$13,284	KRW	14,461,000	(236)

							$(2,315)

Forward currency contracts — net							$(1,533)

High-Income Bond Fund
Sales:
Euros	7/8/2011	HSBC Bank		$729		€500	$5
Euros	7/18/2011	Bank of New York Mellon		$4,340		€3,000	(8)
Euros	7/27/2011	JPMorgan Chase		11,615		€8,200	(268)

							$(271)

*	Amount less than one thousand.
American Funds Insurance Series

Financial highlights1

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of		Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to		expenses to		Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		net assets[3]
Global Discovery Fund

Class 1
6/30/11 [4]	$12.28	$.05	$.65	$.70	$(.01)	$—	$(.01)	$12.97	5.70%	$34	.60%[5]		.60%[5]		.74%[5]
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31	.61		.61		.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31	.61		.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60		.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60		.54		1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62		.56		1.19
Class 2
6/30/11 [4]	12.22	.03	.65	.68	(.01)	—	(.01)	12.89	5.64	234	85	[5]	.85	[5]	.49	[5]
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217	.86		.86		.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86		.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85		.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85		.79		.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87		.81		.94

Global Growth Fund

Class 1
6/30/11 [4]	$21.61	$.21	$.92	$1.13	$(.08)	$—	$(.08)	$22.66	5.23%	$1,383	.54%[5]		.54%[5]		1.85%[5]
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227	.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037	.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55		.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55		.50		2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58		.53		1.95
Class 2
6/30/11 [4]	21.48	.17	.93	1.10	(.07)	—	(.07)	22.51	5.12	4,257	.79	[5]	.79	[5]	1.57	[5]
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308	.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80		.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80		.75		1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83		.78		1.71

Global Small Capitalization Fund

Class 1
6/30/11 [4]	$21.67	$.05	$.08	$.13	$(.27)	$—	$(.27)	$21.53	.66%	$885	.73%[5]		.73%[5]		.50%[5]
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818	.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604	.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74		.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73		.66		.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77		.69		.82
Class 2
6/30/11 [4]	21.35	.02	.08	.10	(.26)	—	(.26)	21.19	.53	3,077	.98	[5]	.98	[5]	.23	[5]
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99		.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98		.91		.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of		Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to		expenses to		Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		net assets[3]
Growth Fund

Class 1
6/30/11 [4]	$54.78	$.21	$3.13	$3.34	$(.19)	$—	$(.19)	$57.93	6.11%	$8,286	.33%[5]		.33%[5]		.72%[5]
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011	.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565	.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33		.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
Class 2
6/30/11[4]	54.35	.13	3.10	3.23	(.16)	—	(.16)	57.42	5.99	19,725	.58	[5]	.58	[5]	.47	[5]
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896	.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58		.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
Class 3
6/30/11 [4]	54.82	.15	3.13	3.28	(.17)	—	(.17)	57.93	6.02	231	.51	[5]	.51	[5]	.54	[5]
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232	.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51		.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95

International Fund

Class 1
6/30/11 [4]	$18.05	$.28	$.54	$.82	$(.06)	$—	$(.06)	$18.81	4.54%	$3,808	.53%[5]		.53%[5]		3.00%[5]
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490	.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52		.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
Class 2
6/30/11 [4]	17.98	.25	.55	.80	(.05)	—	(.05)	18.73	4.45	6,538	.78	[5]	.78	[5]	2.71	[5]
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615	.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77		.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
Class 3
6/30/11 [4]	18.05	.26	.55	.81	(.05)	—	(.05)	18.81	4.50	59	.71	[5]	.71	[5]	2.77	[5]
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61	.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70		.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]
New World Fund
Class 1
6/30/11[4]	$23.28	$.22	$.05	$.27	$(.13)	$—	$(.13)	$23.42	1.18%	$882	.78%[5]	.78%[5]	1.93%[5]
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774	.80	.80	1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500	.82	.82	2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81	.73	2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82	.74	1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88	.80	2.19
Class 2
6/30/11[4]	23.09	.19	.06	.25	(.12)	—	(.12)	23.22	1.10	1,662	1.03[5]	1.03[5]	1.64[5]
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05	1.05	1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07	1.07	1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93

Blue Chip Income and Growth Fund
Class 1
6/30/11[4]	$9.25	$.10	$.25	$.35	$(.03)	$—	$(.03)	$9.57	3.80%	$921	.42%[5]	.42%[5]	2.02%[5]
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674	.44	.44	2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408	.44	.44	2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43	.39	2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42	.38	1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
Class 2
6/30/11[4]	9.18	.08	.26	.34	(.03)	—	(.03)	9.49	3.68	3,641	.67[5]	.67[5]	1.78[5]
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677	.69	.69	1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344	.69	.69	2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68	.64	2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50

Global Growth and Income Fund
Class 1
6/30/11[4]	$9.96	$.16	$.16	$.32	$(.06)	$—	$(.06)	$10.22	3.25%	$181	.60%[5]	.60%[5]	3.11%[5]
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171	.61	.61	2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160	.63	.63	2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62	.56	3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71	.58	2.37
12/31/06[6]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72[5]	.65[5]	2.10[5]
Class 2
6/30/11[4]	9.94	.14	.17	.31	(.06)	—	(.06)	10.19	3.12	2,108	.85[5]	.85[5]	2.83[5]
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130	.86	.86	2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951	.88	.88	2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11
12/31/06[6]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97[5]	.90[5]	1.64[5]
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]
Growth-Income Fund
Class 1
6/30/11[4]	$34.47	$.31	$1.28	$1.59	$(.12)	$—	$(.12)	$35.94	4.61%	$9,945	.28%[5]	.28%[5]	1.72%[5]
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370	.29	.29	1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142	.29	.29	1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28	.25	2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27	.25	1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
Class 2
6/30/11[4]	34.25	.26	1.28	1.54	(.10)	—	(.10)	35.69	4.50	14,976	.53[5]	.53[5]	1.46[5]
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668	.54	.54	1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220	.54	.54	1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
Class 3
6/30/11[4]	34.49	.27	1.28	1.55	(.10)	—	(.10)	35.94	4.52	202	.46[5]	.46[5]	1.53[5]
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209	.47	.47	1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225	.47	.47	1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46	.43	1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74

International Growth and Income Fund
Class 1
6/30/11[4]	$15.25	$.30	$.26	$.56	$(.01)	$(.11)	$(.12)	$15.69	3.69%	$38	.73%[5]	.73%[5]	3.83%[5]
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32	.74	.74	2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74	.74	2.74
12/31/087	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09	.08	.14
Class 2
6/30/11[4]	15.21	.27	.27	.54	(.01)	(.11)	(.12)	15.63	3.56	208	.98[5]	.98[5]	3.56[5]
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99	.99	2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99	.99	1.89
12/31/087	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11	.11	.05

Asset Allocation Fund
Class 1
6/30/11[4]	$16.28	$.18	$.72	$.90	$(.07)	$—	$(.07)	$17.11	5.53%	$5,851	.31%[5]	.31%[5]	2.20%[5]
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235	.31	.31	2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151	.32	.32	2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32	.29	2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32	.29	2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
Class 2
6/30/11[4]	16.17	.16	.70	.86	(.06)	—	(.06)	16.97	5.34	5,702	.56[5]	.56[5]	1.94[5]
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689	.57	.57	2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537	.58	.58	2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57	.54	2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
Class 3
6/30/11[4]	16.29	.17	.70	.87	(.06)	—	(.06)	17.10	5.38	44	.49[5]	.49[5]	2.01[5]
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44	.50	.50	2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44	.51	.51	2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50	.47	2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49
American Funds Insurance Series

		(Loss) income from
		investment operations[2]			Dividends and distributions
			Net (losses)								Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]
Global Balanced Fund
Class 1
6/30/114,[8]	$10.00	$.05	$(.30)	$(.25)	$—	$—	$—	$9.75	(2.50)%	$29	.12%	.12%	.52%
Class 2
6/30/114,[8]	10.00	.04	(.29)	(.25)	—	—	—	9.75	(2.50)	15	.16	.16	.42
Bond Fund
Class 1
6/30/11[4]	$10.67	$.16	$.12	$.28	$(.05)	$—	$(.05)	$10.90	2.66%	$5,326	.38%[5]	.38%[5]	3.01%[5]
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768	.38	.38	3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775	.39	.39	4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40	.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41	.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43	.39	5.54
Class 2
6/30/11[4]	10.56	.15	.12	.27	(.05)	—	(.05)	10.78	2.54	5,044	.63[5]	.63[5]	2.75[5]
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074	.63	.63	2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635	.64	.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68	.64	5.29

Global Bond Fund
Class 1
6/30/11[4]	$11.82	$.19	$.34	$.53	$(.06)	$(.07)	$(.13)	$12.22	4.46%	$498	.57%[5]	.57%[5]	3.20%[5]
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325	.57	.57	3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162	.59	.59	4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	—[9]	(.54)	10.68	3.60	111	.59	.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61	.55	4.61
12/31/06[10]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
6/30/11[4]	11.78	.18	.34	.52	(.06)	(.07)	(.13)	12.17	4.35	1,670	.82[5]	.82[5]	2.95[5]
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497	.83	.83	3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203	.84	.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	—[9]	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06[11]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13	.12	.60
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]				Dividends and distributions
				Net gains								Ratio of	Ratio of	Ratio of
	Net asset			(losses) on		Dividends		Total				expenses to	expenses to	net income
	value,	Net		securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	(loss) to
	beginning	investment		realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	average net
Period ended	of period	income (loss)		unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]
High-Income Bond Fund
Class 1
6/30/11 [4]	$11.20	$.43		$.10	$.53	$(.15)	$—	$(.15)	$11.58	4.73%	$827	.47%[5]	.47%[5]	7.52%[5]
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769	.48	.48	8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635	.48	.48	7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340	.48	.43	8.22
12/31/07	12.90	.95		(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48	.44	7.41
12/31/06	12.41	.92		.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49	.45	7.36
Class 2
6/30/11 [4]	11.08	.41		.10	.51	(.14)	—	(.14)	11.45	4.65	1,154	.72 [5]	.72 [5]	7.27 [5]
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142	.73	.73	7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063	.74	.74	7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91		(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89		.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74	.70	7.12
Class 3
6/30/11 [4]	11.22	.42		.10	.52	(.15)	—	(.15)	11.59	4.60	21	.65 [5]	.65 [5]	7.34 [5]
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23	.66	.66	7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24	.67	.67	7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92		(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90		.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67	.63	7.19

Mortgage Fund
Class 1
6/30/11 [4,8]	$10.00	$—	[9]	$.09	$.09	$—	$—	$—	$10.09	.90%	$21	.07%	.07%	(.01)%
Class 2
6/30/11 [4,8]	10.00	—	[9]	.09	.09	—	—	—	10.09	.90	4	.11	.11	(.04)

U.S. Government/AAA- Rated Securities Fund
Class 1
6/30/11 [4]	$12.59	$.14		$.14	$.28	$(.04)	$(.30)	$(.34)	$12.53	2.19%	$1,786	.34%[5]	.34%[5]	2.17%[5]
12/31/10	12.18	.26		.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492	.39	.36	2.07
12/31/09	12.29	.37		(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41	.41	2.99
12/31/08	11.73	.50		.41	.91	(.35)	—	(.35)	12.29	7.84	496	.43	.38	4.17
12/31/07	11.87	.58		.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46	.41	4.83
12/31/06	11.91	.55		(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47	.42	4.64
Class 2
6/30/11[4]	12.49	.12		.13	.25	(.03)	(.30)	(.33)	12.41	2.00	1,979	.59 [5]	.59 [5]	1.92 [5]
12/31/10	12.08	.23		.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64	.62	1.83
12/31/09	12.20	.34		(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66	.66	2.79
12/31/08	11.65	.47		.41	.88	(.33)	—	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54		.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51		(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72	.67	4.40
Class 3
6/30/11[4]	12.61	.12		.13	.25	(.03)	(.30)	(.33)	12.53	1.98	23	.52 [5]	.52 [5]	1.98 [5]
12/31/10	12.19	.24		.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57	.55	1.92
12/31/09	12.30	.36		(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59	.59	2.91
12/31/08	11.74	.48		.41	.89	(.33)	—	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55		.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52		(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65	.60	4.45
American Funds Insurance Series

		(Loss) income from investment
		operations[2]			Dividends and distributions
			Net gains								Ratio of		Ratio of		Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to		expenses to		net (loss)
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		income to
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		average
Period ended	of period	(loss) income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		net assets[3]
Cash Management Fund

Class 1
6/30/11 [4]	$11.39	$(.01)	$— [9]	$(.01)	$—	$—	$—	$11.38	(.09)%	$81	.33%[5]		.33%[5]		(.17)%[5]
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83	.33		.33		(.14)
12/31/09	11.44	(.01)	—9	(.01)	(.03)	—9	(.03)	11.40	(.10)	105	.33		.33		(.08)
12/31/08	11.40	.24	—9	.24	(.20)	—	(.20)	11.44	2.15	158	.32		.29		2.07
12/31/07	11.62	.57	—9	.57	(.79)	—	(.79)	11.40	4.95	112	.33		.30		4.88
12/31/06	11.31	.54	—9	.54	(.23)	—	(.23)	11.62	4.81	98	.33		.30		4.74
Class 2
6/30/11 [4]	11.28	(.02)	(.01)	(.03)	—	—	—	11.25	(.27)	493	.58	[5]	.58	[5]	(.42)[5]
12/31/10	11.32	(.04)	—9	(.04)	—	—	—	11.28	(.35)	522	.58		.58		(.39)
12/31/09	11.38	(.04)	—9	(.04)	(.02)	—9	(.02)	11.32	(.33)	664	.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	—	(.19)	11.38	1.90	1,023	.57		.54		1.73
12/31/07	11.56	.54	—9	.54	(.75)	—	(.75)	11.35	4.73	452	.58		.55		4.61
12/31/06	11.26	.51	—9	.51	(.21)	—	(.21)	11.56	4.59	282	.58		.55		4.52
Class 3
6/30/11 [4]	11.34	(.02)	.01	(.01)	—	—	—	11.33	(.09)	14	.51	[5]	.51	[5]	(.35)[5]
12/31/10	11.38	(.04)	—9	(.04)	—	—	—	11.34	(.35)	13	.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	—9	(.02)	11.38	(.31)	17	.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	—	(.19)	11.44	1.99	25	.50		.47		1.91
12/31/07	11.60	.55	—9	.55	(.75)	—	(.75)	11.40	4.83	20	.51		.48		4.70
12/31/06	11.29	.52	—9	.52	(.21)	—	(.21)	11.60	4.64	18	.51		.48		4.53

			Year ended December 31
	Six months ended
Portfolio turnover rate for all share classes	June 30, 2011 [4]		2010	2009	2008	2007	2006

Global Discovery Fund	21%		61%	60%	46%	50%	31%
Global Growth Fund	15		28	43	38	38	31
Global Small Capitalization Fund	24		47	55	47	49	50
Growth Fund	10		28	37	26	40	35
International Fund	11		25	46	52	41	29
New World Fund	11		18	25	32	34	32
Blue Chip Income and Growth Fund	15		22	22	24	27	21
Global Growth and Income Fund	17		30	47	36	36	8	[6]
Growth-Income Fund	10		22	24	31	24	25
International Growth and Income Fund	17		31	21	—7	—	—
Asset Allocation Fund	23		46	41	36	29	38
Global Balanced Fund	6	[8]	—	—	—	—	—
Bond Fund	67		187	125	63	57	57
Global Bond Fund	43		106	86	118	85	7	[10]
High-Income Bond Fund	31		54	47	29	32	35
Mortgage Fund	165	[8]	—	—	—	—	—
U.S. Government/AAA-Rated Securities Fund	91		208	100	108	91	76
Cash Management Fund	—		—	—	—	—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	Unaudited.

[5]	Annualized.

[6]	From May 1, 2006, commencement of operations.

[7]	From November 18, 2008, commencement of operations.

[8]	From May 2, 2011, commencement of operations.

[9]	Amount less than $.01.

[10]	From October 4, 2006, commencement of operations.

[11]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

Expense example	unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2011, through June 30, 2011).
Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.
Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2011	value 6/30/2011	during period*	expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,056.95	$3.06	.60%
Class 1 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 — actual return	1,000.00	1,056.41	4.33	.85
Class 2 — assumed 5% return	1,000.00	1,020.58	4.26	.85

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,052.26	$2.75	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,051.19	4.02	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,006.57	$3.63	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 — actual return	1,000.00	1,005.30	4.87	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98

Growth Fund
Class 1 — actual return	$1,000.00	$1,061.10	$1.69	.33%
Class 1 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 — actual return	1,000.00	1,059.86	2.96	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 — actual return	1,000.00	1,060.18	2.61	.51
Class 3 — assumed 5% return	1,000.00	1,022.27	2.56	.51

International Fund
Class 1 — actual return	$1,000.00	$1,045.38	$2.69	.53%
Class 1 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 — actual return	1,000.00	1,044.53	3.95	.78
Class 2 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 3 — actual return	1,000.00	1,045.05	3.60	.71
Class 3 — assumed 5% return	1,000.00	1,021.27	3.56	.71

New World Fund
Class 1 — actual return	$1,000.00	$1,011.77	$3.89	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 — actual return	1,000.00	1,011.00	5.14	1.03
Class 2 — assumed 5% return	1,000.00	1,019.69	5.16	1.03

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,038.04	$2.12	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,036.79	3.38	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
See end of table for footnotes.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2011	value 6/30/2011	during period*	expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,032.54	$3.02	.60%
Class 1 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 — actual return	1,000.00	1,031.19	4.28	.85
Class 2 — assumed 5% return	1,000.00	1,020.58	4.26	.85

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,046.11	$1.42	.28%
Class 1 — assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 2 — actual return	1,000.00	1,045.04	2.69	.53
Class 2 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 — actual return	1,000.00	1,045.17	2.33	.46
Class 3 — assumed 5% return	1,000.00	1,022.51	2.31	.46

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,036.94	$3.69	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 — actual return	1,000.00	1,035.58	4.95	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,055.33	$1.58	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,053.41	2.85	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,053.75	2.50	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49

Global Balanced Fund
Class 1 — actual return†	$1,000.00	$975.00	$1.15	.72%
Class 1 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 — actual return†	1,000.00	975.00	1.55	.97
Class 2 — assumed 5% return	1,000.00	1,019.98	4.86	.97

Bond Fund
Class 1 — actual return	$1,000.00	$1,026.59	$1.91	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 2 — actual return	1,000.00	1,025.45	3.16	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,044.60	$2.89	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 — actual return	1,000.00	1,043.48	4.15	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2011	value 6/30/2011	during period*	expense ratio
High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,047.32	$2.39	.47%
Class 1 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 2 — actual return	1,000.00	1,046.47	3.65	.72
Class 2 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 3 — actual return	1,000.00	1,045.99	3.30	.65
Class 3 — assumed 5% return	1,000.00	1,021.57	3.26	.65

Mortgage Fund
Class 1 — actual return†	$1,000.00	$1,009.00	$.71	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 — actual return†	1,000.00	1,009.00	1.12	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,021.87	$1.70	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	1,020.03	2.96	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	1,019.83	2.60	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.12	$1.64	.33%
Class 1 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 — actual return	1,000.00	997.34	2.87	.58
Class 2 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 — actual return	1,000.00	999.11	2.53	.51
Class 3 — assumed 5% return	1,000.00	1,022.27	2.56	.51

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

†	From May 2, 2011, commencement of operations.
American Funds Insurance Series

Approval of Investment Advisory and Service Agreement
The series’ board has approved amendments to the Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) to add the new Mortgage Fund and Global Balanced Fund portfolios (collectively, the “funds” and each individually a “fund”). The board determined that each fund’s proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of this series and other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.
1. Nature, extent and quality of services
The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CRMC to each fund under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit each fund and its shareholders.
2. Investment results
The board considered the manner in which CRMC proposed to manage each fund. With respect to Global Balanced Fund, the board considered the fund’s balanced investment objectives of long-term growth of capital, conservation of principal and current income. With respect to Mortgage Fund, the board considered the fund’s objective of providing current income and preservation of capital. It also considered the proposed investment policies and restrictions of each fund and CRMC’s experience in satisfactorily managing funds similar to each fund. The board concluded that CRMC’s record indicated that its management of each fund should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board reviewed the proposed advisory fees and projected total expenses of each fund (each as a percentage of net assets) and compared such amounts with the median fee and expense levels of other relevant mutual funds. It observed that each fund’s proposed advisory fees and projected total expenses would be below those of most other relevant funds. The board also noted the breakpoint discounts in each fund’s proposed advisory fee structure that would reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, it reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. The board noted that, to the extent there were differences between the advisory fees proposed to be paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board concluded with respect to each fund that the fund’s proposed cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.
American Funds Insurance Series

4. Ancillary benefits
The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board reviewed CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the proposed advisory fees and other amounts that were proposed to be paid to CRMC by each fund.
5. Adviser financial information
The board reviewed information regarding CRMC’s costs of providing services to the series and other American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. The board noted information regarding the compensation structure for CRMC’s investment professionals. The board also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. It further considered the breakpoint discounts in each fund’s proposed advisory fee structure. The board concluded that, with respect to each fund, the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.
American Funds Insurance Series

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American Funds Insurance Series

Offices of the series and of the investment adviser Capital Research and Management Company 333 South Hope Street Los Angeles, CA 90071-1406 6455 Irvine Center Drive Irvine, CA 92618	Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106	Independent registered public accounting firm PricewaterhouseCoopers LLP 350 South Grand Avenue Los Angeles, CA 90071-2889

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.
“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.
Complete June 30, 2011, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2011, this report must be accompanied by a statistical update for the most recently completed calendar quarter.
Lit. No. INGESR-995-0811M

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 7, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 7, 2011